VINTAGE MUTUAL FUNDS


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS


                               SEPTEMBER 30, 1999

MESSAGE FROM THE PRESIDENT          VINTAGE MUTUAL FUNDS, INC.

Dear Shareholders:

The six months ended September 30, 1999 was a successful period in the operation of the Vintage mutual funds. Anxiety about the pace of economic growth and uncertainty regarding moves by the Federal Reserve Board to adjust short-term interest rates presented challenging asset management opportunities for the Vintage Funds' managers. Throughout these volatile market conditions, the Vintage Funds' portfolio managers worked hard and effectively managed your invested funds to achieve excellent results.

A Tale of Two Markets

The first three months of the period witnessed a market focus on value stocks as part of a sector rotational shift initiated at the end of 1999's first quarter. The next three months of the period provided a growth stock resurgence, the sector most often featured in the equity portion of affected Vintage Funds. The relative ground lost to the S&P 500 earlier in the period was more than recouped as the semi-annual period came to a close.

We continued to develop the proprietary internet presence for the Vintage Funds, www.vintagefunds.com. We anticipate internet services will provide a greater focus in the coming years and look forward to sharing our Vintage Funds internet strategy with you in greater detail as time passes. Whether you are looking for informative investment commentary, current Vintage Funds performance information, assistance in determining your personal risk profile and possible asset allocation target, or retirement or college education planning, www.vintagefunds.com can provide helpful, timely assistance. We want to help you to become a fully informed investor.

A View to the Future

As we enter the new millennium, we look forward to providing enhanced services to each of our shareholders. We have recently compiled the results provided by a comprehensive shareholder survey in which many of you were kind enough to participate. Information from that effort will guide many of our developmental decisions over the next year.

We thank you for your continued confidence in us. We look forward to providing you with excellent investment management and serving your needs now and in the future. As always, if you would like a prospectus on any one or all of the Vintage Funds, have questions or require assistance, please call us at 1-800-438-6375.

Sincerely,




David W. Miles
President


--------------------------------------------------------------------------------
THE VINTAGE MUTUAL FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES LIMITED PARTNERSHIP.

SHARES OF THE VINTAGE MUTUAL FUNDS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, AMCORE FINANCIAL INC., ANY OF ITS SUBSIDIARIES OR AMCORE CAPITAL MANAGEMENT, INC. , OR INVESTORS MANAGEMENT GROUP. INVESTMENT PRODUCTS INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL PAST PERFORMANCE IS NOT PREDICTIVE OF FUTRE RESULTS, AND THE COMPOSITION OF EACH FUND'S PORTFOLIO IS SUBJECT TO CHANGE.

FOR MORE COMPLETE INFORMATION ON ANY OF THE VINTAGE MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND SALES CHARGES, PLEASE CALL 1-800-438-6375 FOR A FREE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

MESSAGE FROM THE INVESTMENT ADVISER          VINTAGE MUTUAL FUNDS, INC.


Dear Shareholders:

It has been yet another year of opportunities and challenges for investors in both bonds and stocks. Economic oracles here and abroad trumpet the arrival of the "New Era" economy, heralding the cumulative technological advances of the past quarter century. The technology revolution has certainly produced its share of new millionaires, but can it also inoculate us against the ill effects of future onsets of inflation and the business cycle? Perhaps only time will tell.

As the experts thrust and parry, something marvelous has in fact occurred over the past few years. The current expansion is about to go in the record books as the longest on record (we have predicted this to anyone that would listen for several years). And it is different this time. This expansion has seen the lowest unemployment rate in twenty-nine years evolve in tandem with very low inflation-a juxtaposition never before seen. The markets have screamed their approval!

What are the clues potentially pointing to a new environment? Growth has been accelerating. Real U.S. Gross Domestic Product(GDP) has climbed to four percent levels over the past year. Unemployment at 4.2% means labor is tight, even as inflation remains tame at about two percent (climbing only recently from sub two percent levels compliments of an oil price run-up and tobacco price hikes). Net of the highly volatile food, energy and tobacco sectors, core inflation continues to decline, falling to 1.6% to date, a thirty-four year low. Many analysts discount these volatile price sectors over the short run, particularly if they are believed to be out of the Fed's immediate influence.

Let's look a bit deeper. Many assign accommodation of the strong growth and low inflation convergence to tremendous advances in computing power, empowering individual workers and consumers. Indeed, roughly half of business fixed investment-accounting for ten percent of GDP-has been the result of technology upgrades this decade. Tech investment is captured in business equipment spending. While real business capital equipment outlays have steadily risen since the early 1990's, capital equipment spending ex-tech has actually declined over the past five years.

Here's where "New" meets "Old". In the "New" tech sectors, business equipment prices have been falling for years, sometimes dramatically, even as the tech sector has experienced spectacular growth. In fact, partly due to meteoric jumps in stock prices, the combined technology and communications services sectors of the Standard & Poors stock index now account for thirty percent of the index! During the same span, the old non-tech business equipment sector has shrunk.

This dynamic is not unique. Analysts observe that economic sectors enjoying the greatest growth-that is contributing the most to GDP advances-are those with downward trending pricing structures. Conversely, those sectors with little pricing flexibility typically experience slow growth. On the inflation report card, price declines have been magnified while price increases have been muted.

Another sign of this improved environment, reinforcing the New Era argument, shows up in productivity figures. Prior to 1995, national advances in productivity averaged roughly one percent. Since that time they have climbed to above two percent. Productivity advances during the later stages of a business expansion are-you guessed it-unprecedented. The power of compounding magnifies what initially seems to be a small increase, strengthening over time if sustained.

We return to the fundamental question. Is this genuinely a New Era, or simply temporary cyclical improvement? No one really knows for sure. Much more data and analysis will be needed to assess its permanence. Perhaps only time will tell. Signs at this stage of the expansion are at least hopeful. Most likely this era in enhanced computing, combined with other disinflationary forces, have at a minimum prolonged the expansion and helped hold inflation in check.

To be sure, no one believes that the business cycle is extinct or that inflation will never reoccur. But clients of asset managers that failed to observe that new forces are at work and that the usual old patterns are at least be temporarily delayed have been sorely disappointed-and have missed out on spectacular market gains-since the mid-1990's. The Fed's next interest rate move and the strength of today's market head winds may very well be dependant on the outcome of these conflicting forces.

The managers of the Vintage Funds work hard every day to effectively invest your assets. We appreciate your confidence and pledge to do our very best job for you whatever the market presents.


 Sincerely,




Jay H. Evans
Chief Investment Officer
Investors Management Group

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE MONEY MARKET FUNDS

The economy was strong, unemployment low and consumer confidence high throughout much of the semi-annual period ended September 30, 1999. Inflationary pressures were predominantly under control, although recent increases in oil prices have created some level of concern over commodity price inflationary pressure as we move forward. International events are much less of a concern at present as many of the world's significant economies have improved of late.

Looking forward, we anticipate a strong domestic economy and fairly stable to possibly rising short-term interest rates as the Federal Reserve adopts an inflation "wait-and-see" attitude.

THE GOVERNMENT ASSETS FUND

The Government Assets Fund continued to emphasize Agency discount notes with about seventy-five percent of Fund assets invested in U.S. Agencies. The Fed made the first tightening move of .25 percent at the end of June and followed with a second similar size move in August. Short-term rates promptly increased as well as yields in the Fund. As yields offered incentives to extend over year-end, the Fund lengthened its maturity structure.

As of September 30, 1999 the Fund had an average maturity of 33 days.

THE LIQUID ASSET FUND

The Liquid Assets Fund continues to focus on strategies to provide higher yields for shareholders. FmHA Trust Certificates have been added that offer rates that adjust as a function of the prevailing Prime Rate. Appropriate corporate securities are also being added to the portfolio that positively impact the Fund's returns. Strategies to help smooth out yields over year-end are currently being evaluated.

As of September 30, 1999 the Liquid Assets Fund was fully diversified across authorized security sectors and had an average maturity of 57 days.

THE MUNICIPAL ASSETS FUND

The Municipal Assets Fund continued to diversify holdings throughout the semi-annual period ended September 30, 1999. Overall pressure is expected to affect short-term municipals at year-end as supply decreases. Any declines should be temporary.

As of September 30, 1999 the Municipal Assets Fund had an average maturity of 52 days.



ALTHOUGH THE VINTAGE MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. THE VINTAGE MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

VINTAGE MUTUAL FUNDS, INC.
GOVERNMENT ASSETS FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

SHARES/
PAR VALUE                  DESCRIPTION                                  VALUE
---------                  -----------                                  -----

U.S. GOVERNMENT AGENCY (88.72%):
Federal Agricultural Mortgage Corporation:
   $10,000,000 5.25%*, 10/01/1999............................       $10,000,000
Federal Farm Credit Bank:
    10,000,000 5.33%*, 10/20/1999............................         9,972,450
Federal Home Loan Bank:
    10,000,000 5.21%*, 11/05/1999............................         9,950,125
    10,000,000 5.35%*, 11/19/1999............................         9,929,086
Federal Home Loan Mortgage Corporation
    10,000,000 5.19%*, 10/04/1999............................         9,995,783
    10,000,000 5.28%*, 10/14/1999............................         9,981,367
    10,000,000 5.30%*, 10/15/1999............................         9,979,855
    10,000,000 5.16%*, 10/21/1999............................         9,972,056
    10,000,000 5.37%*, 11/26/1999............................         9,918,644
     8,000,000 5.68%*, 01/10/2000............................         7,876,556
    10,000,000 5.64%*, 01/20/2000............................         9,832,267
Federal Home Loan Mortgage Assoc.:
    10,000,000 5.19%*, 10/05/1999............................         9,994,378
    10,000,000 5.18%*, 10/08/1999............................         9,990,181
    10,000,000 5.34%*, 12/02/1999............................         9,910,100
    10,000,000 5.40%*, 12/09/1999............................         9,899,183
                                                               -----------------
                Total U.S. Government Agency.................       147,202,031
                                                               -----------------
REPURCHASE AGREEMENTS (11.73%):
Warburg Dillon Read:
     19,467,885 5.23%, 10/1/1999
                (Purchased on 9/30/99, proceeds
                at maturity $19,470,713;
                Collateralized by 19,823,000
                Govt. Agencies, 2/02/00-7/15/17,
                Market Value $19,858,726)...................         19,467,885
                                                               -----------------

                Total Investments in Securities (100.45%)
                (Cost--$166,669,916).........................      $166,669,916

                Other Assets & Liabilities (-0.45%)..........          (753,662)
                                                               -----------------
                NET ASSETS (100.00%).........................      $165,916,254
                                                               =================

----------------
* Effective yield at date of purchase.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
LIQUID ASSETS FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)
SHARES/
PAR VALUE                  DESCRIPTION                                  VALUE
---------                  -----------                                  -----

U.S. GOVERNMENT AGENCY (8.00%):
Federal Farm Credit Bank:
      $4,000,000 4.80%, 02/01/2000...........................        $3,999,218
Federal Home Loan Bank:
         250,000 5.95%, 10/20/1999...........................           250,080
         250,000 5.87%, 10/22/1999...........................           250,071
       5,000,000 4.90%, 12/01/1999...........................         5,000,964
Federal National Mortgage Assoc.:
       4,500,000 7.68%, 11/22/1999...........................         4,517,071
       1,140,000 4.78%, 11/30/1999...........................         1,139,807
                                                               -----------------
                Total U.S. Government Agency                         15,157,211
                                                               -----------------
U.S. TAXABLE MUNICIPAL BONDS (0.18%):
Westmoreland Co., PA:
         350,000 5.35%**, 12/01/1999.........................           346,975
                                                               -----------------
                Total Taxable Municipal Bonds                           346,975
                                                               -----------------
LOAN CERTIFICATES--FMHA GUARANTEED LOAN CERTIFICATES (14.23%):
     26,983,174 5.50% to 6.00%*, 10/01/99 to 12/30/33........        26,983,174
                                                               -----------------

TRUST  CERTIFICATES- -U.S. GOVT. GUARANTEED STUDENT LOANS (2.64%):
     5,000,000 5.61%***, 12/21/1999..........................         5,000,000
                                                               -----------------
BANKERS ACCEPTANCE (1.56%):
Key Bank:
     3,000,000 5.73%**, 01/18/2000...........................         2,948,952
                                                               -----------------
COMMERCIAL PAPER (29.19%):
Co-op Tractor:
     3,375,000 5.41%**, 10/08/1999...........................         3,371,456
     1,650,000 5.41%**, 10/22/1999...........................         1,644,822
Eagle Funding:
     3,000,000 5.39%**, 10/12/1999...........................         2,995,078
     1,819,000 5.47%**, 10/22/1999...........................         1,813,217
Export Development Corporation:
     3,000,000 5.32%**, 02/18/2000...........................         2,940,267
Franklin Resources:
     4,400,000 5.45%**, 10/04/1999...........................         4,398,002
General Electric Capital:
     3,000,000 5.29%**, 10/05/1999...........................         2,998,240
Grand Funding:
     3,645,000 5.45%**, 10/20/1999...........................         3,634,554
McGraw-Hill:
     2,500,000 5.19%**, 10/19/1999...........................         2,493,600
Merrill Lynch:
     3,000,000 5.31%**, 10/14/1999...........................         2,994,269
Three Rivers Funding:
     3,000,000 5.47%**, 10/14/1999...........................         2,994,085
Thunder Bay Funding:
     4,000,000 5.38%**, 10/05/1999...........................         3,997,622
     3,194,000 5.37%**, 10/12/1999...........................         3,188,788
Triple A1 Funding:
     2,000,000 5.38%**, 10/08/1999...........................         1,997,923
     5,343,000 5.36%**, 10/08/1999...........................         5,337,452
Wood Street Funding:
     3,000,000 5.46%**, 10/13/1999...........................         2,994,550
     2,545,000 5.35%**, 10/14/1999...........................         2,540,102
     3,000,000 5.36%**, 10/22/1999...........................         2,990,672
                                                               -----------------
                Total Commercial Paper                               55,324,699
                                                               -----------------

  * Interest rate fluctuates with prime rate. Put option subject to no longer than 7-day settlement.
 ** Effective yield at date of purchase.
*** Interest rate fluctuates with 3-month U.S. Treasury bill rate. Put option subject to no longer than 7-day settlement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.
LIQUID ASSETS FUND (CONTINUED)

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

SHARES/
PAR VALUE                  DESCRIPTION                                  VALUE
---------                  -----------                                  -----

CORPORATES (23.26%):
Albertson's Inc:
       500,000 6.38%, 06/01/2000...........................             503,035
     2,500,000 6.38%, 06/01/2000...........................           2,505,142
American General Financial:
     2,850,000 8.00%, 02/15/2000...........................           2,880,915
       500,000 8.00%, 02/15/2000...........................             504,923
American Home Products:
     2,500,000 7.70%, 02/15/2000...........................           2,524,680
       350,000 7.70%, 02/15/2000...........................             352,557
Associates Corporation:
       282,000 5.25%, 03/30/2000...........................             281,523
       400,000 6.69%, 06/15/2000...........................             402,428
Banc One Corp:
     1,000,000 6.70%, 03/24/2000...........................           1,003,710
Bear Stearns:
     4,000,000 6.56%, 06/20/2000...........................           4,020,399
CitiGroup Inc:
       250,000 6.13%, 06/15/2000...........................             250,818
Ford Motor Credit:
     1,000,000 8.38%, 01/15/2000...........................           1,007,884
     1,000,000 6.38%, 04/15/2000...........................           1,006,102
     1,000,000 6.65%, 08/01/2000...........................           1,007,163
GMAC:
       500,000 7.50%, 04/11/2000...........................             505,056
     1,000,000 7.50%, 06/30/2000...........................           1,012,841
H.J. Heinz Company:
     1,000,000 6.75%, 10/15/1999...........................           1,000,000
Household Finance:
     4,000,000 6.00%, 05/08/2000...........................           4,004,605
International Lease Finance:
     1,000,000 7.00%, 05/15/2000...........................           1,007,017
Merrill Lynch:
     2,000,000 8.25%, 11/15/1999...........................           2,007,782
     1,921,000 8.38%, 02/09/2000...........................           1,939,144
Newell Company:
     3,125,000 6.18%, 07/11/2000...........................           3,128,283
Salomon Inc:
       500,000 6.05%, 06/15/2000...........................             501,231
Shawmut National Corporation:
     1,150,000 8.63%, 12/15/1999...........................           1,157,971
Tele-Communications Inc:
     3,000,000 7.38%, 02/15/2000...........................           3,024,069
U.S. Leasing International:
     3,000,000 7.54%, 12/22/1999...........................           3,016,465
Walt Disney Company:
       400,000 5.60%, 01/13/2000...........................             400,373
     1,100,000 5.60%, 01/13/2000...........................           1,101,411
Weyerhaeuser Company:
     2,000,000 8.90%, 04/19/2000...........................           2,031,697
                                                               -----------------
                Total Corporates                                     44,089,224
                                                               -----------------
REPURCHASE AGREEMENTS (20.63%):
Bear Stearns:
    39,112,468 5.35%, 10/01/1999,
          (Purchased on 9/30/99, proceeds
          at maturity $39,118,281;
          Collateralized by $57,753,000
          Government Agencies, 2/25/09-9/25/29,
          market value $43,271,963).........................         39,112,468
                                                               -----------------
               Total Investments in Securities (99.69%)
                    (Cost--$188,962,703)....................       $188,962,703

               Other Assets and Liabilities (0.31%).........            595,277
                                                               -----------------
               NET ASSETS (100.00%).........................       $189,557,980
                                                               =================

* Interest rate fluctuates with prime rate. Put option subject to no longer than 7-day settlement.
 ** Effective yield at date of purchase.
*** Interest rate fluctuates with 3-month U.S. Treasury bill rate. Put option subject to no longer than 7-day settlement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.
MUNICIPAL ASSETS FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

SHARES/
PAR VALUE                  DESCRIPTION                                  VALUE
---------                  -----------                                  -----

INDUSTRIAL DEVELOPMENT BONDS (2.79%):
Iowa (2.79%)
$169,618 Iowa HFA (Starr-Terry Project), 5.07%**, 05/15/2005           $169,618
 829,381 Sioux City, IA (Handy Partnership), 4.57%**, 09/15/2004        829,381
 226,151 Vinton, IA (Twin City Concrete), 4.61%**, 06/15/2002           226,151
                                                                ----------------
         Total Industrial Development Bonds                           1,225,150
                                                                ----------------
VARIABLE RATE DEMAND OBLIGATIONS (55.13%):
Alabama (2.28%)
1,000,000 North Alabama PCR DTN, 3.80%*, 12/01/2000                   1,000,000
                                                                ----------------
Arizona  (5.69%)
1,500,000 Phoenix, AZ IDR 7-Day, 3.80%**, 10/15/2006                  1,500,000
1,000,000 Apache Co., AZ IDA 7-Day, 3.80%**, 12/15/2018               1,000,000
                                                                ----------------
                                                                      2,500,000
                                                                ----------------
Delaware (3.87%)
1,700,000 Delaware St Economic Dev 7-Day, 3.90%**, 10/01/2028         1,700,000
                                                                ----------------
Florida (3.64%)
1,000,000 Martin Co., FL PCR DTN, 3.80%*, 09/01/2024                  1,000,000
  600,000 Putnam Co., FL PCR DTN, 3.80%*, 09/01/2024                    600,000
                                                                ----------------
                                                                      1,600,000
                                                                ----------------
Illinois (6.38%)
1,100,000 Chicago, IL G.O. 7-Day, 3.80%**, 01/01/2012                 1,100,000
  400,000 McCook, IL St. Andrew Rev 7-Day, 3.85%**, 12/01/2021          400,000
1,300,000 Illinois Health Fac Auth 7-Day, 3.75%**, 07/01/2028         1,300,000
                                                                ----------------
                                                                      2,800,000
                                                                ----------------
Indiana (1.37%)
  600,000 Rockport, IN PCR DTN, 3.90%*, 07/01/2025                      600,000
                                                                ----------------
Iowa (0.91%)
  400,000 Iowa Finance Auth Rev 7-Day, 3.80%**, 08/15/2024              400,000
                                                                ----------------
Kentucky (3.42%)
1,000,000 Kentucky Dev Finance Auth 7-Day, 3.80%**, 12/01/2015        1,000,000
  500,000 Kentucky Econ Dev Fin Auth 7-Day, 3.77%**, 01/01/2022         500,000
                                                                ----------------
                                                                      1,500,000
                                                                ----------------
Louisiana (1.37%)
  600,000 Desoto Parish, LA PCR 7-Day, 3.60%**, 07/01/2018              600,000
                                                                ----------------
Michigan (3.19%)
  500,000 Michigan St HFA (St. Mary's) 7-Day, 3.75%**, 07/01/2017       500,000
  400,000 Michigan State PCR DTN, 3.85%*, 08/01/2022                    400,000
  500,000 Michigan St HFA (Mt. Clemens) 7-Day, 3.70%**, 08/15/2015      500,000
                                                                ----------------
                                                                      1,400,000
                                                                ----------------
Missouri (4.33%)
1,900,000 Missouri Higher Ed Loan Fac 7-Day, 3.90%**, 06/01/2017      1,900,000
                                                                ----------------
New York (3.87%)
1,100,000 New York, NY Sub Ser A4 DTN, 3.80%*, 08/01/2023             1,100,000
  600,000 New York State Dorm Auth 7-day, 3.90%**, 02/15/2007           600,000
                                                                ----------------
                                                                      1,700,000
                                                                ----------------
North Carolina (2.96%)
1,300,000 North Carolina Medical Care 7-Day, 3.85%**, 10/01/2023      1,300,000
                                                                ----------------
Texas (8.20%)
  200,000 Lone Star, TX Airport Ser A1 DTN, 3.80%*, 12/01/2014          200,000
  400,000 Lone Star, TX Airport Ser A5 DTN, 3.80%*, 12/01/2014          400,000
  300,000 Lone Star, TX Airport Ser B5 DTN, 3.80%*, 12/01/2014          300,000
  800,000 Grapevine, TX IDR Ser B3 DTN, 3.80%*, 12/01/2024              800,000
1,000,000 Hunt Co., TX Industrial Dev 7-Day, 3.85%**, 10/01/2002      1,000,000
  900,000 Harris Co., TX  Ser 88A 7-Day, 3.85%**, 06/01/2005            900,000
                                                                ----------------
                                                                      3,600,000
                                                                ----------------
Utah (2.51%)
1,100,000 Salt Lake City, UT Rev 7-Day, 3.75%**, 01/01/2020           1,100,000
                                                                ----------------
Washington (1.14%)
  500,000 Port of Vancouver, WA, Ser 84A 7-Day, 3.80%**, 12/01/2009     500,000
                                                                ----------------
                Total Variable Rate Demand Obligations               24,200,000
                                                                ----------------
Municipal Bonds (44.89%):

Alabama (0.46%)
  100,000 Huntsville, AL Warrants, 6.85%, 02/01/2000                    101,125
  100,000 Shelby Co., AL Board of Ed, 4.70%, 02/01/2000                 100,307
                                                                ----------------
                                                                        201,432
                                                                ----------------
Connecticut (0.45%)
  195,000 Connecticut State Series C, 5.70%, 11/15/1999                 195,582
                                                                ----------------
Delaware (0.59%)
  250,000 Wilmington, DE, 6.60%, 05/15/2000                             259,420
                                                                ----------------
District of Columbia (0.77%)
  335,000 District of Columbia Ser E, 4.75%, 06/01/2000                 336,948
                                                                ----------------
Florida (1.73%)
  500,000 Orlando, FL Utilities Comm, 7.00%, 10/01/1999                 510,000
  250,000 Port St. Lucie, FL Special Assmt, 4.00%, 10/01/1999           250,000
                                                                ----------------
                                                                        760,000
                                                                ----------------
Illinois (6.01%)
  200,000 Du Page Co., IL Forest Preserve, 4.00%, 10/01/1999            200,000
  345,000 Cook Co., IL HSD #203, 4.375%, 12/01/1999                     345,631
  300,000 Bartlett, IL Park Dist, 4.20%, 12/15/1999                     300,558
  225,000 Itasca, IL G.O., 4.125%, 12/15/1999                           225,382
  595,000 Central Lake Co., IL Water Agency, 3.30%, 02/01/2000          595,000
  605,000 Lake Co., IL CSD, 4.125%, 02/01/2000                          606,584
  165,000 So Barrington, IL Refunding, 4.75%, 05/01/2000                165,977
  100,000 Chicago, IL School Fin Auth, 4.50%, 06/01/2000                100,386
  100,000 Illinois State Sales Tax Rev, 4.50%, 06/15/2000               100,408
                                                                ----------------
                                                                      2,639,926
                                                                ----------------
Indiana (0.34%)
  150,000 Allen Co., IN Jail Bldg Corp, 3.70%, 10/01/1999               150,000
                                                                ----------------
Iowa (2.68%)
  100,000 Poweshiek, IA Water Assoc, 3.80%, 03/01/2000                  100,000
  330,000 Lewis, IA Central CSD, 4.50%, 05/01/2000                      331,871
  125,000 SE Warren Comm SD, IA, 5.00%, 05/01/2000                      125,991
  295,000 Des Moines, IA Ser A, 4.00%, 06/01/2000                       295,472
  315,000 SE Polk Comm SD, IA, 8.375%, 06/01/2000                       323,708
                                                                ----------------
                                                                      1,177,042
                                                                ----------------
Kentucky (5.14%)
  470,000 Jefferson Co., KY Refunding Ser A, 4.00%, 12/01/1999          470,557
  750,000 Lexington-Fayette Urban Co., KY, 7.00%, 12/01/1999            777,033
  860,000 Louisville, KY Refunding Series A, 3.125%, 12/01/1999         859,820
  150,000 Northern Kentucky University, 3.90%, 12/01/1999               150,171
                                                                ----------------
                                                                      2,257,581
                                                                ----------------
Louisiana (0.88%)
  185,000 Bossier City, LA Public Impr, 10.00%, 11/01/1999              185,967
  200,000 LaFayette, LA Public Pwr Auth, 4.50%, 11/01/1999              200,181
                                                                ----------------
                                                                        386,148
                                                                ----------------
Maine (0.23%)
  100,000 Maine Municipal Bond Bank, 7.25%, 11/01/1999                  102,322
                                                                ----------------
Massachusetts (0.54%)
  135,000 Southborough, MA, 6.50%, 11/15/1999                           135,521
  100,000 Massachusetts St Water Pollution, 4.40%, 08/01/2000            99,454
                                                                ----------------
                                                                        234,975
                                                                ----------------
Michigan (2.91%)
  135,000 Chippewa Co., MI Building Auth, 4.25%, 11/01/1999             135,106
  200,000 Muskegon, MI Public Schools, 4.125%, 05/01/2000               200,419
  185,000 Oakland Co., MI Refunding, 4.50%, 05/01/2000                  185,680
  250,000 West Bloomfield, MI SD, 5.50%, 05/01/2000                     252,491
  500,000 Michigan State Tranportation, 5.30%, 05/15/2000               504,540
                                                                ----------------
                                                                      1,278,236
                                                                ----------------
Minnesota (3.40%)
  350,000 Minnesota State, 5.60%, 10/01/1999                            350,000
  100,000 Apple Valley, MN Economic Dev, 5.15%, 12/01/1999              100,183
  450,000 Minneapolis, MN, 5.50%, 12/01/1999                            451,575
  250,000 Minnesota Agricultural & Econ Dev, 3.40%, 12/01/1999          250,000
  100,000 Richfield, MN ISD #280, 3.30%, 01/25/2000                      99,938
  100,000 Maple Grove, MN Impt, Ser A, 4.25%, 02/01/2000                100,160
  140,000 Waseca Co., MN Cap Impr, 4.85%, 02/01/2000                    140,381
                                                                ----------------
                                                                      1,492,237
                                                                ----------------
Nevada (0.68%)
  150,000 Clark Co., NV Impr & Ref, 5.80%, 10/01/1999                   150,000
  150,000 Nevada State Colorado River Comm, 6.00%, 10/01/1999           150,000
                                                                ----------------
                                                                        300,000
                                                                ----------------
New Jersey (0.68%)
  300,000 Secaucus, NJ, 4.85%, 10/15/1999                               300,178
                                                                ----------------
New York (0.23%)
  100,000 Onondaga Co., NY, 5.85%, 02/15/2000                           100,836
                                                                ----------------
Ohio (0.46%)
  100,000 Cleveland Heights, OH Pension Fund, 3.05%, 12/01/1999          99,962
  100,000 Columbus, OH Waterworks, 5.00%, 05/01/2000                    100,706
                                                                ----------------
                                                                        200,668
                                                                ----------------
Texas (6.32%)
  115,000 Caldwell, TX Waterworks System, 3.35%, 10/01/1999             115,000
  100,000 Texas State Refunding, Ser A, 5.125%, 10/01/1999              100,000
  100,000 Texas State Refunding, Ser A, 5.125%, 10/01/1999              100,000
  200,000 Austin, TX Utility System Rev, 5.50%, 11/15/1999              200,541
  580,000 Collin Co., TX, 5.00%, 02/15/2000                             582,245
  585,000 Dickinson, TX School Dist, 3.70%, 02/15/2000                  585,000
  180,000 Millsap, TX School Dist, 4.75%, 02/15/2000                    180,554
  250,000 Nolan Co., TX Hospital Dist, 6.90%, 03/01/2000                253,343
  250,000 Texas A&M University, 5.00%, 05/15/2000                       252,108
  400,000 San Angelo, TX Ctfs Ser A, 5.25%, 08/15/2000                  404,572
                                                                ----------------
                                                                      2,773,363
                                                                ----------------
Utah (0.86%)
  375,000 Logan City, UT, 5.00%, 06/15/2000                             378,150
                                                                ----------------
Washington (0.35%)
  150,000 Seattle, WA Drain Util Rev, 7.00%, 12/01/1999                 153,897
                                                                ----------------
Wisconsin (8.04%)
  280,000 Madison, WI Metro School Dist, 3.40%, 12/01/1999              280,000
  400,000 Medford, WI Area School Dist, 4.35%, 12/01/1999               400,655
  295,000 West Bend, WI, 3.85%, 02/01/2000                              295,068
  355,000 Darlington, WI CSD, 4.625%, 03/01/2000                        356,831
  355,000 Kewaunee, WI SD, 5.00%, 03/01/2000                            356,881
  150,000 Menomonie, WI Area SD, 5.00%, 03/01/2000                      150,794
  400,000 Muskego, WI Promissory Notes, 5.40%, 03/01/2000               403,396
  115,000 Ripon, WI School District, 5.375%, 03/01/2000                 115,760
  100,000 Unity, WI School District, 4.25%, 03/01/2000                  100,302
  115,000 Vilas Co., WI Promissory Note, 5.125%, 03/01/2000             115,662
  175,000 Crandon, WI School Dist, 6.60%, 03/15/2000                    177,230
  250,000 Dane Co., WI Prom Note, 4.25%, 06/01/2000                     250,967
  395,000 Beaver Dam, WI Water System, 4.70%, 08/01/2000                398,035
  125,000 Menomonee Falls, WI, 4.50%, 08/01/2000                        125,400
                                                                ----------------
                                                                      3,526,981
                                                                ----------------
Wyoming (1.14%)
  500,000 Teton Co., WY School Dist #1, 3.85%, 12/01/1999               500,484
                                                                ----------------
                Total Municipal Bonds                                19,706,406
                                                                ----------------
Mutual Funds (1.28%)
  562,482 Aim Institutional Tax Free Cash Reserve, 3.50%*               562,482
                                                                ----------------
                Total Investments in Securities (104.09%)
                    (Cost--$45,694,038)                             $45,694,038

                Other Assets & Liabilities (-4.09%)                  (1,796,478)
                                                                ================
                NET ASSETS (100.00%)                                $43,897,560
                                                                ================

----------------
     * Variable rate, put option subject to next business day settlement.
     ** Variable rate, put option subject to no longer that 7-day settlement. *** Rate shown is as of September 30, 1999.



                       SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE FIXED INCOME FUNDS

The domestic economy continued to post impressive performance numbers through the second and third quarters of 1999. Despite a rise in oil prices brought about under rejuvenated OPEC quotas, compelling evidence of emerging inflation was hard to find. Capacity has been heavily influenced by the low cost of capital coupled with technological production improvements.

As we proceed through the fourth quarter of 1999 and into the year 2000, the Federal Reserve Board will vigilantly watch for signs of emerging inflation with at least one additional rate increase likely. As the domestic economy likely continues to perform well, the Fed will be quick to act to curtail possible inflation.

Looking ahead, we anticipate a positive year. However, there are always cautionary factors. Wage pressures continue to increase. Should we see more inflationary pressure than investors currently anticipate, the reaction will be quick. So, while we are optimistic about the market's prospects in the months ahead, we do believe that they may be somewhat more volatile.

LIMITED TERM BOND FUND

During the third quarter of calendar year 1999, the Limited Term Bond Fund's duration was slightly short to its in performance index due to lingering interest rate pressures. This positioning benefited return. Any lengthening of the Fund's duration will likely be accomplished through Treasury securities between now and year-end. As of September 30, 1999, the Fund maintained an excellent credit quality profile, with sixty-six percent of the Fund in "AAA" rated securities and eighty-seven percent in "A" or higher rated securities.

Eighty-nine percent of the Fund's securities portfolio matures within the next five years producing an average duration of 2.30.

For the six months ended September 30, 1999, the Fund provided a total return of
0.92 percent. The Fund ended the period with net assets of $53.2 million

VINTAGE MUTUAL FUNDS, Inc.
LIMITED TERM BOND FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

SHARES/
PAR VALUE                  DESCRIPTION                                  VALUE
---------                  -----------                                  -----

U.S. TREASURY NOTES (28.83%)
       $500,000 5.00%, 04/30/2001                                     $495,345
      1,000,000 5.75%, 04/30/2003                                      998,020
      1,000,000 6.25%, 10/31/2001                                    1,011,370
        500,000 6.25%, 02/15/2003                                      506,605
      1,000,000 6.25%, 08/31/2002                                    1,013,180
      1,000,000 6.38%, 08/15/2002                                    1,016,770
      1,500,000 6.50%, 05/15/2005                                    1,536,420
      3,000,000 6.50%, 05/31/2001                                    3,039,660
      2,500,000 6.63%, 04/30/2002                                    2,554,025
      3,000,000 7.25%, 08/15/2004                                    3,168,450
                                                              ------------------
                Total U.S. Treasury Notes                           15,339,845
                                                              ------------------

U.S. GOVERNMENT AGENCIES (13.98%)
      1,000,000 Federal National Mortgage Assoc.
          Step Up, 8.625%*, 11/10/2004                                 994,250
      1,000,000 Federal National Mortgage Assoc.,
          5.13%, 11/30/2000                                            991,090
      1,000,000 FFCB, 6.15%, 03/23/2005                                975,100
      1,000,000 FHLB, 5.50%, 01/21/2003                                972,880
        500,000 FNMA Med Term Note, 6.98%, 06/16/2004                  499,330
      1,000,000 FNMA Medium Term Note, 5.80%, 07/23/2001               996,250
      1,000,000 FNMA, 6.25%, 12/13/2002                                999,760
      1,000,000 FNMA, 7.28%, 05/23/2007                              1,007,000
                                                              ------------------
                Total U.S. Government Agencies                       7,435,660
                                                              ------------------
MORTGAGE RELATED SECURITIES (19.49%)

Collateralized Mortgage Obligations (10.13%)
      2,000,000 Federal Home Loan Mortgage Corp.,
          6.50%, 03/15/2007                                          1,998,380
      1,733,220 Federal Home Loan Mortgage Corp.,
          6.50%, 09/15/2006                                          1,741,089
      1,000,000 FHLMC T-11 Class A3, 6.50%, 03/25/2011                 992,220
        657,237 FNMA 1997-72, 7.00%, 10/18/2002                        658,913
                                                              ------------------
                                                                     5,390,602
                                                              ------------------
Federal Home Loan Mrtge. Corp. Mortgage-Backed Pools
          (1.42%)755,918 7.00%, 08/01/2009                             756,138
                                                              ------------------
Federal National Mortgage Association
          Mortgage-Backed Pools (1.39%)
          759,348 1993-14, 6.00%, 02/25/2008                           740,889
                                                              ------------------
Asset Backed Securities (6.55%)
      1,000,000 Case Equipment Loan Trust
          1998-B A4, 5.92%, 10/15/2005                                 972,450
      1,000,000 Fingerhut 98-1A, 6.07%, 05/15/2005                     997,710
        505,172 Nations Credit Grantor
          Trust 97-1, 6.75%, 08/15/2013                                506,126
      1,000,000 Union Acceptance Corp., 6.82%, 01/09/2006            1,007,030
                                                              ------------------
                                                                     3,483,316
                                                              ------------------
                Total Mortgage-Related Securities                   10,370,945
                                                              ------------------
U.S. TAXABLE MUNICIPAL BONDS (1.88%)
      1,000,000 State of Texas Veterans Housing
          Fund II-Series B-1, 6.73%, 06/01/2021                       1,002,130
                                                              ------------------
CORPORATE BONDS (33.95%)
Aerospace (1.86%)
      1,000,000 Boeing Company, 6.35%, 06/15/2003                       987,500
                                                              ------------------
Banking and Financial Services (11.12%)
      1,000,000 BankAmerica Corp., 5.75%, 03/01/2004                    955,000
      1,000,000 Bankers Trust, 5.85%, 05/11/2000                        998,750
      1,000,000 Bear Stearns Co., 7.34%, 12/19/2006                     995,000
      1,000,000 Beneficial Corp., 6.27%, 12/06/2001                     988,750
      1,000,000 Associates, 5.85%, 01/15/2001                           993,750
      1,000,000 Salomon Smith Barney, 6.63%, 11/15/2003                 987,500
                                                              ------------------
                                                                      5,918,750
                                                              ------------------
Consumer Goods and Services (2.36%)
      1,255,000 Reebok International Ltd, 6.75%, 05/15/2000           1,256,569
                                                              ------------------
Healthcare (1.45%)
      1,000,000 Healthsouth Corp., 3.25%, 04/01/2003                    772,500
                                                              ------------------
Homebuilding (1.80%)
      1,000,000 Oakwood Homes Corp., 7.88%, 03/01/2004                  956,250
                                                              ------------------
Industrial Goods and Services (11.62%)
      1,000,000 Comdisco, 6.13%, 08/01/2001                             982,500
        500,000 Cummmins Engine, 6.75%, 02/15/2027                      478,750
      1,000,000 Dillard's Dept Store, 9.50%, 10/15/2001               1,042,500
      1,000,000 Loyola University, 6.03%, 06/15/2000                    999,220
      1,175,000 Pep Boys-Manny Moe Jack Zero Coupon,
           9.84%*, 09/20/2011                                           647,719
      1,000,000 Reynolds & Reynolds, 6.12%, 03/02/2001                  988,750
      1,000,000 Xerox Corporation, 8.13%, 04/15/2002                  1,041,250
                                                              ------------------
                                                                      6,180,689
                                                              ------------------
Railroads (1.94%)
      1,000,000 Norfolk Southern Railway
          Equipment Trust, 7.75%, 08/15/2002                          1,033,750
                                                              ------------------
Telecommunications (1.80%)
      1,000,000 AT&T Corp., 5.63%, 03/15/2004                           957,500
                                                              ------------------

                Total Corporate Bonds                                18,063,508
                                                              ------------------
Mutual Funds (0.95%)
        503,610 Government Assets Fund, 5.24%**                         503,610
                                                              ------------------
                Total Investments in Securities (99.08%)
                     (Cost $53,235,283) (a)                         $52,715,698
                                                              ------------------
                Other Assets & Liabilities (0.92%)                      486,989
                                                              ------------------
                NET ASSETS (100.00%)                                $53,202,687
                                                              ==================


---------------
(a) Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:
      Unrealized Appreciation......$226,214
      Unrealized Depreciation......($745,799)
      Net Unrealized Depreciation..($519,585)

*   Effective yield at date of purchase.
**  Rate shown is as of September 30, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE BOND FUND

The Vintage Bond Fund has performed excellently for shareholders during the period. Fund performance compared to performance indices compares very favorably. During the period, the Fund maintained duration short of the benchmark as rates continued to increase. As we approached the end of the period, duration was managed much closer to neutral as yields reached levels that offered good value. Credit quality remained very strong with sixty-five percent of the Fund's portfolio rated "A" or better as of September 30.

We anticipate that the corporate sector will contribute significantly to Fund returns in the year 2000 if spreads begin to return to more normalized historic levels. As of September 30, the Fund's duration is 4.63 with an average maturity of 7.81 years.

For the six months ended September 30, 1999, the Fund provided a total return of
0.30 percent. The Fund ended the period with net assets of $27.8 million.

VINTAGE MUTUAL FUNDS, Inc.
BOND FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

SHARES/
PAR VALUE                  DESCRIPTION                                  VALUE
---------                  -----------                                  -----

U.S. TREASURY NOTES (7.75%)
      1,000,000 5.63%, 02/28/2001                                    $1,000,680
        225,000 6.38%, 08/15/2002                                       228,773
        250,000 6.50%, 05/15/2005                                       256,070
        400,000 6.50%, 08/15/2005                                       409,488
        150,000 6.63%, 03/31/2002                                       153,152
        100,000 8.00%, 05/15/2001                                       103,631
                                                              ------------------
                Total U.S. Treasury Notes                             2,151,794
                                                              ------------------
U.S. TREASURY BONDS (12.68%)
       $275,000 7.25%, 05/15/2016                                       297,325
      1,200,000 7.50%, 11/15/2016                                     1,328,580
        500,000 8.00%, 11/15/2021                                       590,940
      1,100,000 8.13%, 08/15/2019                                     1,302,543
                                                              ------------------
                Total U.S. Treasury Bonds                             3,519,388
                                                              ------------------
U.S. GOVERNMENT AGENCIES (6.11%)
        300,000 Federal Farm Credit Bank, 4.83%, 10/01/1999             300,000
        500,000 FHLB, 6.50%, 11/29/2005                                 498,940
        100,000 FNMA, 8.35%, 11/10/1999                                 100,302
        100,000 FNMA, 8.63%, 11/10/2004                                 100,288
        500,000 Housing Urban Development, 5.30%, 08/01/2001            491,890
         50,000 Tennessee Valley Authority, 8.38%, 10/01/1999            50,000
        151,000 World Bank Gl Bd, 8.13%, 03/01/2001                     153,875
                                                              ------------------
                Total U.S. Government Agencies                        1,695,295
                                                              ------------------
MORTGAGE-RELATED SECURITIES (26.25%)
Collateralized Mortgage Obligations (3.81%)
         65,285 Block 1997-1 A2, 6.85%, 10/25/2011                       65,581
         92,458 FHLMC 1395, 6.00%, 11/15/2021                            90,717
          7,994 FHLMC Ser L Class 5, 7.90%, 05/01/2001                    8,177
          7,903 FNMA 1991-174 K, 7.00%, 04/25/2006                        7,895
         68,822 Fnr 1997-48 Pb CMO, 6.75%, 08/18/2019                    68,671
         77,340 Ge Capital Mtg 1997-HE3 A3, 6.52%, 08/25/2013            77,148
         10,981 General Electric Cap Mtge Serv, 5.70%, 01/25/2024        10,938
        102,683 Green Treee 1996-2 A2, 6.45%, 04/15/2027                101,640
        203,706 Salomon Mortgage Sec. VII 1995-1 PO,
           10.54%*, 02/25/2025                                          135,115
        500,000 Southern Pacific Secured Assets Corp.,
            7.08%, 03/25/2028                                           492,560
                                                              ------------------
                                                                      1,058,442
                                                              ------------------
Federal Home Loan Mrtge. Corp. Mortgage-Backed Pools (1.60%)
        197,359 #00538, 6.50%, 03/01/2013                               194,231
         45,087 #C00126, 8.50%, 06/01/2022                               46,536
        207,526 #E00548, 6.50%, 05/01/2013                              204,133
                                                              ------------------
                                                                        444,900
                                                              ------------------
Federal National Mortgage Association Mortgage-Backed Pools (10.81%)
        322,819 #251286, 7.00%, 11/01/2027                              318,232
        460,062 #251813, 6.50%, 07/01/2028                              441,084
        165,188 #313873, 7.00%, 12/01/2027                              162,950
        399,977 #408827, 6.50%, 02/01/2028                              385,678
        784,348 #430093, 7.00%, 06/01/2028                              772,590
        956,101 #448917, 6.50%, 11/01/2028                              918,077
                                                              ------------------
                                                                      2,998,611
                                                              ------------------
Government National Mortgage Assoc. Mortgage-Backed Pools (10.03%)
         18,447 #315929, 9.00%, 06/15/2022                               19,270
         26,290 #341681, 8.50%, 01/15/2023                               27,251
         30,267 #354189, 7.50%, 05/01/2023                               30,357
         59,890 #359600, 7.50%, 07/15/2023                               60,077
        160,156 #376218, 7.50%, 08/15/2025                              160,636
         92,514 #385300, 8.00%, 10/15/2024                               94,413
         80,075 #410049, 8.00%, 07/15/2025                               81,708
        319,638 #412334, 7.00%, 10/15/2027                              313,645
        139,145 #412645, 8.00%, 08/15/2026                              142,025
        130,975 #440404, 7.50%, 04/15/2027                              131,362
        199,133 #454375, 7.00%, 03/15/2028                              195,905
        950,839 #462384, 7.00%, 11/15/2027                              935,170
        244,239 #780213, 7.50%, 08/15/2025                              245,106
        344,996 #780619, 7.00%, 08/15/2012                              345,306
                                                              ------------------
                                                                      2,782,231
                                                              ------------------
                Total Mortgage-Related Securities                     7,284,184
                                                              ------------------
U.S. TAXABLE MUNICIPAL BONDS (5.20%)
        460,000 Berry Creek Met Dist, CO, 7.05%, 12/01/2003             465,515
        125,000 Fulton, MO Impt Txbl/Sink, 7.60%, 07/01/2011            128,674
        265,368 Mille Lacs Band of Ojibwe Indians, 8.00%, 06/01/2004    262,473
        155,000 New Orleans, LA Hsg. Dev., 8.00%, 12/01/2003            155,104
         68,952 Oregon Department of Trans., 9.00%, 06/15/2000           69,665
         90,000 Prairie Du Chien Redev., 7.60%, 04/01/2005               91,408
        100,000 Prairie Du Chien, WI, 7.63%, 04/01/2006                 101,969
        165,000 Washington St. Hsg., 7.65%, 01/01/2004                  168,617
                                                              ------------------
                Total U.S. Taxable Municipal Bonds                    1,443,425
                                                              ------------------
CORPORATE BONDS (38.93%)
Finance (2.06%)
        250,000 GMAC, 8.88%, 06/01/2010                                 278,438
        130,000 Hubco, Inc., 7.75%, 01/15/2004                          132,600
        165,000 Lehman Brothers MTN, 8.05%, 01/15/2019                  160,875
                                                              ------------------
                                                                        571,913
                                                              ------------------
International (2.01%)
        350,000 City of Naples, Italy, 7.52%, 07/15/2006                357,437
        185,000 Nova Scotia, 8.25%, 11/15/2019                          200,263
                                                              ------------------
                                                                        557,700
                                                              ------------------
Industrial (32.02%)
        315,000 ABC Rail Product, 8.75%, 12/31/2004                     278,775
        145,000 AGCO Corp., 8.50%, 03/15/2006                           135,937
        140,000 Dayton Hudson, 10.00%, 12/01/2000                       145,775
        415,000 Fletcher Challenge, 6.75%, 03/24/2005                   394,250
        500,000 Geon Company, 6.88%, 12/15/2005                         485,625
        250,000 Georgia Pacific, 8.13%, 06/15/2023                      239,688
        700,000 Healthsouth Corp., 3.25%, 04/01/2003                    540,750
        475,000 HRPT Properties, 6.88%, 08/26/2002                      465,500
        750,000 Ikon Office, 6.75%, 11/01/2004                          699,375
        277,000 IMC Global Inc., 9.45%, 12/15/2011                      311,971
        650,000 Millipore Corp., 7.20%, 04/01/2002                      640,250
        865,000 Olsten Corp., 7.00%, 03/15/2006                         816,344
        700,000 Omnicare Inc., 5.00%, 12/01/2007                        444,500
      1,510,000 Pep Boys-Manny Moe Jack Zero
          Coupon, 9.82%**, 09/20/2011                                   832,388
         10,000 Realty Income Sr. Notes                                 230,000
        613,000 Reebok International, 6.75%, 09/15/2005                 576,220
        500,000 Teck Corp., 3.75%, 07/15/2006                           392,500
        625,000 Thermo Instrument, 4.00%, 01/15/2005                    512,500
        750,000 Tupperware, 7.25%, 10/01/2006                           744,375
                                                              ------------------
                                                                      8,886,722
                                                              ------------------
Utilities (2.84%)
        500,000 Boise Cascade, 7.05%, 05/15/2005                        478,125
         75,000 Citizens Utility Co., 6.80%, 08/15/2026                  75,656
         24,375 Salton Sea Fdg, 7.02%, 05/30/2000                        24,488
        200,000 Texas East Trans, 8.25%, 10/15/2004                     210,000
                                                              ------------------
                                                                        788,269
                                                              ------------------
                Total Corporate Bonds                                10,804,603
                                                              ------------------

MUTUAL FUNDS (3.27%)
        908,880 Government Assets Fund, 4.64%***                        908,880
                                                              ------------------
                Total Investments in Securities (100.19%)
                      (Cost $28,324,521)                            $27,807,568
                                                              ------------------

                Other Assets & Liabilities (-0.19%)                     (53,209)
                                                              ------------------
                NET ASSETS (100.00%)                                $27,754,359
                                                              ==================

---------------
(a) Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:
      Unrealized Appreciation.....$107,275
      Unrealized Depreciation.....$624,227)
      Net Unrealized Depreciation.$516,952)

* Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of principal only is sensitive to the rate of principal payments on the underlying mortgages. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The interest rate disclosed represents the current yield at date of purchase.
**   Effective yield at date of purchase.
***  Rate shown is as of September 30, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE INCOME FUND

The Income Fund continues to focus on providing shareholders with enhanced income opportunities. As of September 30, 1999, the Income Fund's SEC yield reached the 6.25 percent level. Over the course of the semi-annual period, the portfolio was extended to a duration of 4.72 with an average maturity of 8.30 years, slightly less than the Fund's performance index.

Credit quality of securities held within the Fund continues to be very strong, with sixty percent of Fund holdings rated "AAA". The Fund also maintained a fully diversified position with thirty-nine percent of the portfolio in corporate obligations, forty-two percent in mortgage backed securities, and eighteen percent in U.S. government securities, taxable municipal obligations and cash.

For the six months ended  September 30, 1999 the Fund provided a total return of
0.31 percent. The Fund ended the period with net assets of $104.0 million.

VINTAGE MUTUAL FUNDS, Inc.
INCOME FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

SHARES/
PAR VALUE                  DESCRIPTION                                  VALUE
---------                  -----------                                  -----

U.S. TREASURY NOTES (3.20%)
     $1,000,000 4.88%, 03/31/2001                                      $989,580
        550,000 6.13%, 09/30/2000                                       553,394
      1,750,000 6.50%, 05/31/2002                                     1,782,235
                                                               -----------------
                Total U.S. Treasury Notes                             3,325,209
                                                               -----------------
U.S. TREASURY BONDS (10.09%)
      2,250,000 7.50%, 11/15/2016                                     2,491,088
      1,300,000 7.13%, 02/15/2023                                     1,410,864
      6,000,000 7.25%, 08/15/2022                                     6,588,420
                                                               -----------------
                Total U.S. Treasury Bonds                            10,490,372
                                                               -----------------
U.S. GOVERNMENT AGENCIES (1.84%)
      1,000,000 Federal Home Loan Bank, 5.55%, 11/25/2008               925,700
      1,000,000 FHLMC, 5.00%, 02/15/2001                                987,970
                                                               -----------------
                                                                      1,913,670
                                                               -----------------
MORTGAGE RELATED SECURITIES (41.44%)
Collateralized Mortgage Obligations (5.66%)
      2,432,369 Federal Agricultural Mortgage Corp. Ser.
          Ca-1001 1, 7.59%, 01/25/2002                                2,446,051
      2,000,000 Federal Home Loan Mortgage Corp.,
          7.00%, 04/15/2009                                           2,018,180
        812,263 Prudential Home Mortgage Securities,
          7.15%, 03/25/2024                                             811,523
        602,565 Ryland Mortgage Securities Corp. 1993-4 A5,
          7.50%, 08/25/2024                                             606,807
                                                               -----------------
                                                                      5,882,561
                                                               -----------------
Federal Home Loan Mrtge. Corp. Mortgage-Backed Pools (3.81%)
      1,781,387 #C00592, 7.00%, 02/01/2028                            1,756,946
      2,292,356 #19588, 6.50%, 12/01/2028                             2,201,991
                                                               -----------------
                                                                      3,958,937
                                                               -----------------
Federal National Mortgage Association Mortgage-Backed Pools (6.75%)
        907,584 #303971, 7.50%, 07/01/2016                              909,990
      1,821,127 #251614, 7.00%, 04/01/2028                            1,794,375
      2,118,085 #251697, 6.50%, 05/01/2028                            2,037,556
      1,474,494 #252334, 6.50%, 02/01/2029                            1,414,350
        877,240 #430203, 7.00%, 06/01/2028                              863,143
                                                               -----------------
                                                                      7,019,414
                                                               -----------------
Government National Mortgage Assoc. Mortgage-Backed Pools (15.27%)
      2,192,665 6.50%, 02/15/2028                                     2,101,604
      1,756,405 7.00%, 06/15/2027                                     1,730,252
      1,936,090 6.50%, 12/15/2028                                     1,852,587
        464,991 8.00%, 03/15/2025                                       474,765
      1,314,115 7.50%, 12/15/2025                                     1,318,806
        341,607 7.50%, 02/20/2009                                       344,699
      2,249,409 7.00%, 11/15/2028                                     2,208,987
        925,210 7.00%, 08/15/2028                                       908,722
      2,005,907 7.00%, 02/15/2028                                     1,974,334
      1,451,126 7.50%, 10/15/2027                                     1,455,479
      1,501,445 7.50%, 09/15/2027                                     1,506,129
                                                               -----------------
                                                                     15,876,364
                                                               -----------------
Asset Backed Securities (9.95%)
      1,000,000 Bear Stearns CBO 1998-1 Class A-2A
          (144A), 6.72%, 06/15/2010                                     948,710
      1,000,000 Chyps CBO Series 1999-1 Class A1,
          6.47%, 02/01/2011                                             942,230
      1,000,000 Denver Arena Trust, 6.94%, 11/15/2019                   902,190
        513,999 Green Tree Recreational Equipment,
          6.55%, 07/15/2028                                             518,249
      2,000,000 Greentree 96-F A4, 7.30%, 01/15/2028                  2,020,860
      2,000,000 IMC Home Equity Loan 1996-4 A4,
          7.11%, 08/25/2014                                           1,996,420
      1,010,343 Nations Credit Grantor Trust 97-1,
          6.75%, 08/15/2013                                           1,012,253
      2,000,000 Olympic Auto 96-D A5, 6.25%, 11/15/2004               1,999,140
                                                               -----------------
                                                                     10,340,052
                                                               -----------------
                Total Mortgage-Related Securities                    43,077,328
                                                               -----------------

U.S. Taxable Municipal Bonds (3.41%)
      1,000,000 Detroit Michigan Building Authority,
          6.60%, 07/01/2003                                           1,005,790
      1,000,000 Las Vegas NV, 7.20%, 07/01/2015                         982,320
        480,979 Mille Lacs Band of Ojibwe Indians,
          8.00%, 06/01/2004                                             475,731
      1,200,000 University Southern California,
          5.87%, 01/01/2014                                           1,084,800
                                                               -----------------
                Total U.S. Taxable Municipal Bonds                    3,548,641
                                                               -----------------

CORPORATE BONDS (38.35%)
Banking (1.43%)
      1,000,000 First Union Corp., 7.05%, 08/01/2005                    992,500
        500,000 Northern Trust Co., 6.50%, 05/01/2003                   499,375
                                                               -----------------
                                                                      1,491,875
                                                               -----------------
Business Services (2.09%)
      2,300,000 Olsten Corp., 7.00%, 03/15/2006                       2,170,625
                                                               -----------------
Chemicals (1.87%)
      2,000,000 Geon Company, 6.88%, 12/15/2005                       1,942,500
                                                               -----------------
Consumer Goods and Services (4.48%)
      1,100,000 Jones Apparel, 7.50%, 06/15/2004                      1,094,500
      1,000,000 Reebok Intl Ltd, 6.75%, 09/15/2005                      940,000
      2,645,000 Tupperware Financial, 7.25%, 10/01/2006               2,625,162
                                                               -----------------
                                                                      4,659,662
                                                               -----------------
Electric Utility (1.95%)
      1,000,000 Florida Power & Light, 6.88%, 04/01/2004              1,023,750
      1,000,000 Philadelphia El, 7.38%, 12/15/2001                    1,006,250
                                                               -----------------
                                                                      2,030,000
                                                               -----------------
Financial Services (2.83%)
        500,000 John Deere, 8.63%, 08/01/2019                           525,625
      1,000,000 Lehman Brothers, 6.63%, 02/05/2006                      956,250
      1,500,000 Paine Webber Group Inc., 6.45%, 12/01/2003            1,458,750
                                                               -----------------
                                                                      2,940,625
                                                               -----------------
Government Agency (0.67%)
        700,000 Quebec Province, 6.19%, 03/10/2026                      694,750
                                                               -----------------
Health Care (1.45%)
      1,950,000 Healthsouth Corp., 3.25%, 04/01/2003                  1,506,375
                                                               -----------------

Industrial Goods and Services (12.45%)
      2,000,000 Fletcher Challng Cap Can, 7.75%, 06/20/2006           1,970,000
      2,000,000 Ford Motor Company, 7.13%, 11/15/2025                 1,915,000
      1,000,000 Ikon Office, 6.75%, 11/01/2004                          932,500
        950,000 K Mart Corp., 7.17%, 07/24/2000                         954,750
      2,100,000 Owens-Illinois Inc., 8.10%, 05/15/2007                2,052,750
      1,100,000 Pennzoil Co., 10.63%, 06/01/2001                      1,102,750
      4,750,000 Pep Boys-Manny Moe Jack Zero Coupon,
          9.81%*, 09/20/2011                                          2,618,437
      1,700,000 Thermo Instrument, 4.00%, 01/15/2005                  1,394,000
                                                               -----------------
                                                                     12,940,187
                                                               -----------------
Metals and Mining (1.51%)
      2,000,000 Teck Corp., 3.75%, 07/15/2006                         1,570,000
                                                               -----------------
Real Estate (5.29%)
      1,250,000 Avalon Bay, 6.80%, 07/15/2006                         1,173,438
      2,000,000 HRPT Properties Trust, 6.88%, 08/26/2002              1,960,000
      1,550,000 Nationwide Health Properties, 7.23%, 11/08/2006       1,435,687
      1,000,000 Simon Property Group, Inc., 7.13%, 02/09/2009           926,250
                                                               -----------------
                                                                      5,495,375
                                                               -----------------
Restaurants (0.18%)
        182,778 Secured Restaurant Trust, 10.25%, 11/15/2000            190,504
                                                               -----------------
Retail Stores (0.94%)
      1,000,000 Penney J.C. & Co., 7.38%, 08/15/2008                    973,750
                                                               -----------------
Telecommunications (1.21%)
        250,000 AT&T Corp., 8.20%, 02/15/2005                           252,188
      1,000,000 MCI Communications Corp., 8.25%, 01/20/2023           1,005,000
                                                               -----------------
                                                                      1,257,188
                                                               -----------------
                Total Corporate Bonds                                39,863,416
                                                               -----------------


MUTUAL FUNDS (1.20%)
      1,242,657 Government Assets Fund, 5.24%**                       1,242,657
                                                               -----------------

                Total Investments in Securities (99.53%) (a)
                     (Cost $105,798,981)                           $103,461,293
                                                               -----------------

                Other Assets & Liabilities (0.47%)                      489,070
                                                               -----------------

                NET ASSETS (100.00%)                               $103,950,363
                                                               =================


---------------
(a) Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:
      Unrealized Appreciation.....$425,230
      Unrealized Depreciation.....($2,762,918)
      Net Unrealized Depreciation.($2,337,688)

*   Effective yield at date of purchase.
**  Rate shown is as of September 30, 1999.

                         SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE MUNICIPAL BOND FUND

As of September 30, 1999, the Municipal Bond Fund maintained a duration slightly shorter than its performance benchmark as municipal yields had not followed the rising yields in taxable securities. As the municipal market backed up later in the period, the Municipal Fund benefited from this relative positioning. As yields become more attractive, year-end may provide opportunities for increased Fund return.

At the end of the period, the Fund maintained a very high quality portfolio with sixty percent of Fund holdings rate "AAA" with ninety-seven percent of the Fund's portfolio rated "A" or higher. At the same point in time, the Fund's duration was 5.10 with an average maturity of 7.7 years.

For the six months ended September 30, 1999 the Fund provided a total return of (1.32) percent. The Fund ended the period with net assets of $50.7 million.

VINTAGE MUTUAL FUNDS, Inc.
INCOME FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

SHARES/
PAR VALUE                  DESCRIPTION                                  VALUE
---------                  -----------                                  -----

MUNICIPAL BONDS (84.07%)
 Arizona (1.96%)
     $1,000,000 Phoenix, AZ G.O., 5.00%, 07/01/2010                    $993,360
                                                             -------------------
 Delaware (1.00%)
        500,000 Sussex County, DE, 4.90%, 10/15/2001                    506,895
                                                             -------------------

 Florida (6.06%)
      1,000,000 Dade County, FL, 7.65%, 04/01/2010                    1,037,540
        500,000 Florida School Boards Assoc., Inc.
           Lease Revenue, 6.75%, 07/01/2004                             511,295
        500,000 Jacksonville, FL Electric Authority Revenue,
           5.13%, 10/01/2007                                            505,670
        500,000 Martin County, FL, General Obligation,
           4.25%, 02/01/2001                                            500,920
        500,000 State of Florida Board of Education,
           5.13%, 06/01/2005                                            512,935
                                                             -------------------
                                                                      3,068,360
                                                             -------------------
 Idaho (1.01%)
        500,000 Meridian Joint School District. #2 Idaho,
          5.00%, 07/30/2003                                             510,270
                                                             -------------------
 Illinois (19.86%)
        200,000 Cherry Valley General Obligations,
          6.60%, 01/01/2001                                             205,658
      1,000,000 Illinois EFA -- Depaul University,
          4.63%, 09/01/2024                                             992,810
      1,000,000 Illinois Health Facility-Northwestern,
          6.75%, 08/15/2011                                           1,058,880
        465,000 Illinois Housing Development Authority
          Single Fami, 6.50%, 02/01/2009                                487,287
      1,000,000 Illinois State Sales Tax Revenue,
          5.00%, 06/15/2009                                             993,100
      1,000,000 Illinois State Sales Tax Revenue,
          5.10%, 06/15/2010                                             995,840
      1,000,000 Illinois State Toll Hwy Auth Revenue,
          5.50%, 01/01/2014                                             998,930
      1,000,000 Joliet Illinois, 6.25%, 01/01/2011                    1,034,840
        500,000 Kane County, Il Motor Fuel Transport Revenue,
          5.40%, 03/01/2006                                             515,440
      1,000,000 Kendall & Kane Counties, Il CSD #115 Yorkville,
          5.65%, 01/01/2008                                           1,039,050
      1,000,000 Macon County and Decatur Illinois CTF Partn,
          6.50%, 01/01/2004                                           1,072,150
        400,000 Sangamon County, IL Certificate Participation,
          6.40%, 12/01/2000                                             410,544
        250,000 Winnebago County, IL School District 122,
          5.75%, 06/01/2001                                             256,505
                                                             -------------------
                                                                     10,061,034
                                                             -------------------
 Indiana (14.53%)
      1,000,000 Evansville, IN Building Authority,
          5.30%, 08/01/2008                                           1,020,430
      1,000,000 Highland, IN Sch Bldg Corp., 5.25%, 07/05/2014          951,560
        500,000 Indiana Bond Bank (Elkhart Water\Sewer Refunding),
          5.55%, 11/01/2010                                             510,535
      1,000,000 Indiana University Higher Ed, 6.80%, 08/01/2004       1,058,960
      1,000,000 Indianapolis, IN Public Transportation,
          6.00%, 07/01/2010                                           1,060,970
      1,000,000 Indianapolis, IN Utilities District Reference,
          4.00%, 06/01/2012                                             876,870
      1,000,000 Kokomo-Center, IN School Building Corp.,
          6.75%, 07/15/2004                                           1,090,080
        750,000 Marion County, IN, 6.60%, 06/01/2003                    790,545
                                                             -------------------
                                                                      7,359,950
                                                             -------------------
 Iowa (2.99%)
      1,000,000 Cedar Rapids Iowa General Obligation,
          5.00%, 06/01/2011                                             986,030
        500,000 Iowa State Certificate Participation,
          6.50%, 07/01/2006                                             528,805
                                                             -------------------
                                                                      1,514,835
                                                             -------------------
 Massachusetts (1.02%)
        500,000 Mass. Bay Transportation Authority,
          5.30%, 03/01/2008                                             518,460
                                                             -------------------
 Minnesota (2.00%)
      1,000,000 Minneapolis, MN Reference Series A,
          5.10%, 12/01/2008                                           1,011,000
                                                             -------------------
 Nevada (0.99%)
        500,000 State of Nevada, 4.40%, 11/01/2001                      502,160
                                                             -------------------
 New Jersey (0.99%)
        500,000 New Jersey Wastewater Treatment Trust
          Series A, 4.80%, 09/01/2006                                   503,495
                                                             -------------------
 New York (1.98%)
      1,000,000 Long Island NY Power, 4.10%, 12/01/2000               1,001,760
                                                             -------------------
 Rhode Island (1.00%)
        500,000 Rhode Island State, 4.90%, 06/15/2004                   507,730
                                                             -------------------
 Texas (7.04%)
        500,000 Dallas, TX Water & Sewer, 4.90%, 04/01/2004             505,930
      1,000,000 Pharr-San Juan-Alamo, TX Independent School,
           5.25%, 02/01/2008                                          1,016,350
        900,000 Sam Rayburn Texas Municipal, 6.00%, 09/01/2010          973,404
      1,000,000 San Antonio, TX, 6.00%, 08/01/2008                    1,072,860
                                                             -------------------
                                                                      3,568,544
                                                             -------------------
 Utah (1.03%)
        500,000 Salt Lake County, UT, 5.50%, 12/15/2004                 523,420
                                                             -------------------
 Virginia (2.40%)
      1,000,000 Virginia Beach, VA, 5.40%, 09/01/2009                 1,017,630
        195,000 Virginia Educational Loan Authority Series E,
           5.50%, 03/01/2001                                            198,073
                                                             -------------------
                                                                      1,215,703
                                                             -------------------
 Washington (10.71%)
      1,000,000 Benton County, WA Public Utility, 5.45%, 11/01/2008   1,027,570
        800,000 Grant County, WA Public Utilities Hydro-Electric,
          5.60%, 01/01/2010                                             820,640
      1,000,000 Pierce Cnty WA Sch Dist #001, 6.00%, 12/01/2010       1,074,070
        500,000 Seattle, WA Water System Revenue, 4.70%, 12/01/2000     504,765
      1,000,000 Thurston County, WA #111, 5.00%, 12/01/2010             986,470
        500,000 Washington State Government Obligation,
          5.35%, 09/01/2006                                             514,265
        500,000 Washington State, 6.80%, 10/01/2002                     500,040
                                                             -------------------
                                                                      5,427,820
                                                             -------------------
 Wisconsin (6.99%)
        500,000 City of Beloit, WI Sewer System Revenue Bond,
          4.80%, 07/01/2005                                             502,710
        500,000 Madison, WI, 5.00%, 04/01/2005                          508,170
        500,000 Milwaukee, WI, 5.15%, 11/15/2008                        511,880
        500,000 Sturgeon Bay, WI Combined Utility, 4.90%, 01/01/2006    502,055
        500,000 Wisconsin Housing & Economic Development Revenue,
          5.20%, 11/01/2006                                             500,970
      1,000,000 Wisconsin State Series A, 5.00%, 05/01/2009           1,015,090
                                                             -------------------
                                                                      3,540,875
                                                             -------------------
 Wyoming (0.51%)
        250,000 Cheyenne, WY General Obligations Unlimited,
          5.45%, 12/01/2001                                             256,713
                                                             -------------------

                Total Municipal Bonds                                42,592,384
                                                             -------------------

Alternative Minimum Tax Paper (12.87%)
      1,000,000 Alaska Student Loan, 5.63%, 07/01/2007                1,023,800
        500,000 Austin, TX Airport Revenue, 5.50%, 11/15/2006           516,920
      1,000,000 Fort Wayne, IN Intl Airport, 5.25%, 07/15/2011          975,050
        300,000 Illinois Student Assistance Commission,
          6.30%, 03/01/2003                                             312,966
      1,000,000 Iowa Student Loan Liquidity Corp. Series C,
          5.10%, 06/01/2009                                             987,170
        500,000 Iowa Student Loan, 5.75%, 12/01/2006                    514,565
        440,000 Massachusetts Education Loan Authority,
          5.60%, 07/01/2006                                             454,326
         35,000 New Mexico Educational Assistance, 5.75%, 08/01/2007     36,132
        500,000 South Dakota Student Loan, 5.85%, 08/01/2000            507,680
        190,000 Student Loan Funding Corp., Series C,
          5.50%, 12/01/2001                                             191,218
      1,000,000 Utah Board of Regents, 5.20%, 05/01/2008                998,580
                                                             -------------------
                Total Alternative Minimum Tax Paper                   6,518,407
                                                             -------------------

Mutual Funds (1.96%)
        990,476 Bankers Trust Tax Free Money Fund, 2.88%*               990,476
                                                             -------------------

                Total Investments in Securities (98.90%)
                     (Cost $50,104,175)                             $50,101,267
                                                             -------------------

                Other Assets & Liabilities (1.10%)                      559,696
                                                             -------------------

                NET ASSETS (100.00%)                                $50,660,963
                                                             ===================

---------------------
(a) Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:
      Unrealized Appreciation.....$448,110
      Unrealized Depreciation.....($451,018)
      Net Unrealized Depreciation.($2,908)

*  Rate shown is as of September 30, 1999.

                              SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE BALANCED FUND

The Vintage Balanced Fund continued to perform well against its peers during this semi-annual period. The Fund maintained an overweighting in equity securities throughout the period with sixty-two percent of the portfolio invested in equity securities as of September 30, 1999. Those equity security positions featured overweightings in technology, financial and consumer cyclical companies relative to the S&P 500.

The Fixed Income component of the Balanced Fund maintained a fully diversified portfolio of high quality securities. As of September 30, the Fund's credit quality included fifty-six percent "AAA" securities, with a duration of 4.78 and an average maturity of 8.51 years.

For the six months ended September 30, 1999, the Fund provided a total return of (0.54) percent. The Fund ended the period with assets of $88.0 million.

VINTAGE MUTUAL FUNDS, Inc.
BALANCED FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

SHARES/
PAR VALUE                  DESCRIPTION                                  VALUE
---------                  -----------                                  -----

U.S. TREASURY NOTES (1.73%)
       $250,000 6.13%, 08/15/2007                                      $250,205
        750,000 6.25%, 01/31/2002                                       758,970
        500,000 6.63%, 05/15/2007                                       515,450
                                                             -------------------
                Total U.S. Treasury Notes                             1,524,625
                                                             -------------------

US TREASURY BONDS (4.67%)
        500,000 7.13%, 02/15/2023                                       542,640
      1,400,000 7.25%, 08/15/2022                                     1,537,298
      1,300,000 7.50%, 11/15/2016                                     1,439,295
        500,000 8.00%, 11/15/2021                                       590,940
                                                             -------------------
                Total U.S. Treasury Bonds                             4,110,173
                                                             -------------------

U.S. GOVERNMENT AGENCY (2.18%)
        500,000 Federal Home Loan Bank, 6.13%, 08/15/2003               494,795
        500,000 FHLB, 5.13%, 09/15/2003                                 479,690
        500,000 FHLB, 5.50%, 08/13/2001                                 495,605
        100,000 FHLMC, 6.90%, 09/10/2007                                 99,813
        350,000 FNMA MTN, 6.05%, 07/28/2003                             344,586
                                                             -------------------
                Total U.S. Government Agency                          1,914,489
                                                             -------------------

MORTGAGE RELATED SECURITIES (10.70%)
 Collateralized Mortgage Obligations (0.34%)
         15,657 FNMA 1992-34 Class E, 7.00%, 07/25/2020                  15,683
        183,704 FNMA 1992-46 Class J, 5.00%, 01/25/2007                 177,909
         19,489 GNMA 1994-6 Class G, 7.99%, 12/16/2019                   19,543
        124,212 Salomon Bros. Mortgage Sec. VII PO,
          10.54*%, 02/25/2025                                            82,387
                                                             -------------------
                                                                        295,522
                                                             -------------------
 Federal Home Loan Mortgage Corp. Mortgage-Backed Pools (2.39%)
        445,347 #C00592, 7.00%, 02/01/2028                              439,237
         14,904 #A00851, 8.50%, 12/01/2019                               15,381
        569,581 #17281, 6.50%, 11/02/2028                               547,219
        573,089 #19588, 6.50%, 12/01/2028                               550,498
        554,369 #E20252, 7.00%, 07/01/2011                              554,529
                                                             -------------------
                                                                      2,106,864
                                                             -------------------
 Federal National Mortgage Assoc. Mortgage-Backed Pools (2.29%)
        107,606 #251286, 7.00%, 11/01/2027                              106,077
        529,521 #251697, 6.50%, 05/01/2028                              509,389
        491,498 #252334, 6.50%, 02/01/2029                              471,450
        571,290 #428865, 7.00%, 06/01/2028                              561,812
        374,231 #430203, 7.00%, 06/01/2028                              368,217
                                                             -------------------
                                                                      2,016,945
                                                             -------------------
 Government National Mortgage Assoc. Mortgage-Backed Pools (4.83%)
        548,166 #462556, 6.50%, 02/15/2028                              525,401
        439,101 #780584, 7.00%, 06/15/2027                              432,563
         57,752 #359600, 7.50%, 07/15/2023                               57,932
        157,134 #376218, 7.50%, 08/15/2025                              157,605
         57,821 #385300, 8.00%, 10/15/2024                               59,008
         39,220 #410049, 8.00%, 07/15/2025                               40,020
        106,546 #412334, 7.00%, 10/15/2027                              104,548
         52,043 #305975, 9.00%, 07/15/2021                               54,357
         21,721 #318184, 8.50%, 11/15/2021                               22,502
        562,352 #469699, 7.00%, 11/15/2028                              552,247
        462,605 #486467, 7.00%, 08/15/2028                              454,361
        484,023 #486760, 6.50%, 12/15/2028                              463,147
        223,885 #780075, 8.00%, 03/15/2025                              228,591
        563,192 #780453, 7.50%, 12/15/2025                              565,203
        172,498 #780619, 7.00%, 08/15/2012                              172,653
        362,782 7.50%, 10/15/2027                                       363,870
                                                             -------------------
                                                                      4,254,008
                                                             -------------------
Asset Backed Securities (0.85%)
        235,583 Green Tree Recreational Equipment,
          6.55%, 07/15/2028                                             237,531
        250,000 Olympic Auto Trust, 6.00%, 06/15/2002                   249,355
        250,000 UCFC Home Equity Loan, 7.48%, 03/15/2020                257,932
                                                             -------------------
                                                                        744,818
                                                             -------------------
                Total Mortgage-Related Securities                     9,418,158
                                                             -------------------


U.S. Taxable Municipal Bonds (1.58%)
        205,000 Berry Creek, Co., 6.65%, 12/01/2001                     206,616
        195,000 Fulton, MO Golf Course, 7.60%, 07/01/2011               200,731
        165,855 Mille Lacs Band of Ojibwe Indians,
          8.00%, 06/01/2004                                             164,045
        200,000 New Orleans, LA Hsg. Dev., 8.00%, 12/01/2003            200,134
         60,000 Northwest Nazarene College, ID, 6.75%, 11/01/1999        60,067
         43,678 Oregon Dot, 9.00%, 06/15/2000                            44,129
        250,000 Portland, OR Multifamily Hsg., 7.63%, 12/01/2001        245,920
        300,000 University of Southern California, 5.87%, 01/01/2014    271,200
                                                             -------------------
                Total U.S. Taxable Municipal Bonds                    1,392,842
                                                             -------------------

Corporate Bonds (14.67%)
 Business Services (0.75%)
        700,000 Olsten Corp., 7.00%, 03/15/2006                         660,625
                                                             -------------------
 Consumer Goods and Services (1.02%)
        400,000 Jones Apparel, 7.50%, 06/15/2004                        398,000
        500,000 Tupperware Financial, 7.25%, 10/01/2006                 496,250
                                                             -------------------
                                                                        894,250
                                                             -------------------
 Electric Utility (0.57%)
        500,000 Washington Water And Power, 6.24%, 10/02/2000           499,375
                                                             -------------------
 Financial Services (3.86%)
        500,000 Bear Stearns, 6.25%, 07/15/2005                         478,750
        460,000 Hubco., Inc., 7.75%, 01/15/2004                         469,200
      1,000,000 John Deere Cap, 5.85%, 01/15/2001                       995,000
        250,000 Lehman Bros. MTN, 8.05%, 01/15/2019                     243,750
        250,000 Merrill Lynch, 6.25%, 10/15/2008                        233,438
        500,000 Paine Webber Group Inc., 6.45%, 12/01/2003              486,250
        500,000 Salomon Smith Barney, 6.63%, 11/15/2003                 493,750
                                                             -------------------
                                                                      3,400,138
                                                             -------------------
 Government Agency (0.34%)
        300,000 Quebec Province, 6.19%, 03/10/2026                      297,750
                                                             -------------------
 Health Care (0.48%)
        550,000 Healthsouth Corp., 3.25%, 04/01/2003                    424,875
                                                             -------------------

 Industrial Goods and Services (5.36%)
        500,000 Burlington Resources, 9.63%, 06/15/2000                 511,875
        500,000 Cummmins Engine, 6.75%, 02/15/2027                      478,750
        500,000 Fletcher Challng Cap Can, 7.75%, 06/20/2006             492,500
        250,000 Ford Motor Company, 7.13%, 11/15/2025                   239,375
        500,000 Ikon Office, 6.75%, 11/01/2004                          466,250
        300,000 K Mart Corp., 7.17%, 07/24/2000                         301,500
        500,000 Owens-Illinois Inc., 8.10%, 05/15/2007                  488,750
        400,000 Pennzoil Co., 10.63%, 06/01/2001                        401,000
      1,600,000 Pep Boys-Manny Moe Jack Zero Coupon,
          9.82%*, 09/20/2011                                            882,000
        550,000 Thermo Instrument, 4.00%, 01/15/2005                    451,000
                                                             -------------------
                                                                      4,713,000
                                                             -------------------
Metals and Mining (0.54%)
        600,000 Teck Corp., 3.75%, 07/15/2006                           471,000
                                                             -------------------
 Real Estate (1.46%)
        500,000 Avalon Bay, 6.80%, 07/15/2006                           469,375
        500,000 HRPT Properties Trust, 6.88%, 08/26/2002                490,000
        350,000 Nationwide Health Properties, 7.23%, 11/08/2006         324,187
                                                             -------------------
                                                                      1,283,562
                                                             -------------------
 Sovereign (0.18%)
        150,000 Nova Scotia, 8.25%, 11/15/2019                          162,375
                                                             -------------------
 Transportation and Shipping (0.11%)
        100,000 ATCH Top & SF, 7.09%, 02/15/2001                        100,743
                                                             -------------------
                Total Corporate Bonds                                12,907,693
                                                             -------------------

Common Stocks (61.60%)
Advertising (0.99%)
         11,000 Omnicom Group                                           871,062
                                                             -------------------

Aerospace (0.85%)
         12,000 General Dynamics Corporation                            749,250
                                                             -------------------
 Banking (3.29%)
         16,584 Bank Of America Corp.                                   923,521
         23,400 Bank Of New York Co., Inc.                              782,438
         30,000 Wells Fargo Company                                   1,188,750
                                                             -------------------
                                                                      2,894,709
                                                             -------------------
Beverages (0.86%)
         25,000 PepsiCo., Inc.                                          756,250
                                                             -------------------
Broadcasting (1.36%)
         15,000 Clear Channel Communications**                        1,198,125
                                                             -------------------

 Chemicals (1.67%)
         19,500 Monsanto Co.                                            695,906
         12,000 Rohm & Haas Co.                                         433,500
         19,000 Solutia                                                 339,625
                                                             -------------------
                                                                      1,469,031
                                                             -------------------
 Computer Hardware (4.55%)
         29,250 CISCO Systems, Inc.**                                 2,005,453
          8,800 IBM                                                   1,068,100
         10,000 Sun Microsystems, Inc.**                                930,000
                                                             -------------------
                                                                      4,003,553
                                                             -------------------
 Computer-Software & Peripherals (4.07%)
         15,000 Lexmark International Group**                         1,207,500
         26,200 Microsoft Corporation**                               2,372,737
                                                             -------------------
                                                                      3,580,237
                                                             -------------------
 Consumer Goods & Services (2.79%)
         24,000 Clorox                                                  918,000
         17,000 Kimberly Clark Corp.                                    892,500
          6,900 Procter & Gamble Co.                                    646,875
                                                             -------------------
                                                                      2,457,375
                                                             -------------------
 Diversified (3.57%)
         20,000 Kansas City Southern Inds.                              928,750
          8,000 Minnesota Mining and Manufacturing Co.                  768,500
         14,000 Tyco International, Ltd.                              1,445,500
                                                             -------------------
                                                                      3,142,750
                                                             -------------------
 Electrical Equipment & Electronics (2.93%)
         13,400 General Electric Co.                                  1,588,737
         20,000 Jabil Circuit, Inc.**                                   990,000
                                                             -------------------
                                                                      2,578,737
                                                             -------------------
Energy (0.83%)
        25,000 USX-Marathon Group                                       731,250
                                                             -------------------

 Entertainment (0.91%)
         30,000 News Corp. Ltd Pfd ADR                                  800,625
                                                             -------------------
 Financial Services (5.52%)
         19,600 Assoc. First Capital "A"                                705,600
         15,000 AXA Financial, Inc.                                     837,187
         16,000 Fannie Mae                                            1,003,000
         25,000 Franklin Resources, Inc.                                768,750
         15,000 H & R Block                                             651,562
         10,000 Morgan Stanley Dean Witter & Co.                        891,875
                                                             -------------------
                                                                      4,857,974
                                                             -------------------
 Health Care Products and Services (2.08%)
         20,800 Abbott Laboratories                                     764,400
         19,500 Cardinal Health, Inc.                                 1,062,750
                                                             -------------------
                                                                      1,827,150
                                                             -------------------
 Home Furnishings (0.84%)
         25,700 Newell Rubbermaid, Inc.                                 734,056
                                                             -------------------
 Insurance (1.95%)
          9,140 American International Group, Inc.                      794,609
         13,500 Marsh & Mclennan Co.                                    924,750
                                                             -------------------
                                                                      1,719,359
                                                             -------------------
 Medical Equipment & Supplies (1.21%)
         30,000 Medtronic, Inc.                                       1,065,000
                                                             -------------------
 Newspaper & Publishing (0.45%)
          8,000 Tribune Co.                                             398,000
                                                             -------------------

 Oil & Gas Exploration Products & Services (1.36%)
          8,300 Halliburton Co.                                         340,300
         13,800 Schlumberger, Ltd.                                      859,913
                                                             -------------------
                                                                      1,200,213
                                                             -------------------
 Pharmaceuticals (5.53%)
         15,000 American Home Products Corp.                            622,500
         11,600 Bristol-Myers Squibb Co.                                783,000
         25,000 Elan Corp. ADR**                                        839,063
         29,100 Pfizer, Inc.                                          1,045,781
         20,000 Warner Lambert Co.                                    1,327,500
          8,000 Watson Pharmaceutical Inc.**                            244,500
                                                             -------------------
                                                                      4,862,344
                                                             -------------------
Resorts & Entertainment (0.99%)
         20,000 Carnival Cruise Lines                                   870,000
                                                             -------------------

 Retail - General Merchandise (1.72%)
         17,000 Dayton Hudson Corp.                                   1,021,062
          7,500 Kohl's Corp.**                                          495,938
                                                             -------------------
                                                                      1,517,000
                                                             -------------------
 Retail - Specialty Stores (2.86%)
         23,000 Lowe's Cos.                                           1,121,250
         35,000 Staples, Inc.**                                         763,438
         25,000 Walgreen Company                                        634,375
                                                             -------------------
                                                                      2,519,063
                                                             -------------------
 Semiconductors (0.85%)
         10,000 Intel Corp.                                             743,125
                                                             -------------------

 Technology (2.01%)
         16,000 Texas Instruments                                     1,316,000
         10,000 Unisys**                                                451,250
                                                             -------------------
                                                                      1,767,250
                                                             -------------------
 Telecommunications-Services and Equipment (5.56%)
         17,000 Alltel                                                1,196,375
         19,500 AT&T Corp.                                              848,250
          7,500 MCI WorldCom, Inc.**                                    539,063
         10,000 Motorola, Inc.                                          880,000
         28,000 Nortel Networks Corp.                                 1,428,000
                                                             -------------------
                                                                      4,891,688
                                                             -------------------
                Total Common Stocks                                  54,205,176
                                                             -------------------

Mutual Funds (3.27%)
      2,872,901 Government Assets Fund, 5.24%***                      2,872,901
                                                             -------------------
                Total Investments in Securities (100.40%)
                     (Cost $79,579,508)                             $88,346,056
                                                             -------------------

                Other Assets & Liabilities (-0.40%)                    (351,394)
                                                             -------------------

                NET ASSETS (100.00%)                                $87,994,662
                                                             ===================
---------------
(a) Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:
      Unrealized Appreciation.....$12,476,947
      Unrealized Depreciation.....($3,710,399)
      Net Unrealized Appreciation.$8,766,548

* Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of principal only is sensitive to the rate of principal payments on the underlying mortgages. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The interest rate disclosed represents the current yield at date of purchase.
**   Represents non-income producing securities.
***    Rate shown is as of September 30, 1999.


                    SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE EQUITY FUND

The Vintage Equity Fund's performance slightly lagged the Fund's performance benchmark for the period as a sector rotational shift that occurred late in the first calendar quarter had not fully reversed itself by September 30. Market sectors favored during that shift, such as energy, are traditionally underweighted in the Vintage Equity Fund.

Looking forward, the Fund is well positioned as we approach year-end. Sector overweightings in the Fund include consumer cyclicals, health care and financial services, with the latter two expected to perform strongly in the calendar year fourth quarter on the strength of anticipated excellent earnings comparisons. Technology holdings are expected to be volatile for the foreseeable future, but we expect that sector to return to its leadership position.

Largest holdings as of September 30 include Nortel Networks, Texas Instruments, Cisco Systems, Tyco International and IBM.

For the six months ended September 30, 1999, the Fund provided a total return of (0.48) percent for S class shareholders and (0.39) percent for T class shareholders. The Fund ended the period with combined net assets of $510.8 million.

VINTAGE MUTUAL FUNDS, Inc.
EQUITY FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

SHARES/
PAR VALUE                  DESCRIPTION                                  VALUE
---------                  -----------                                  -----

COMMON STOCKS (99.52%)
Automotive (1.60%)
       130,000 General Motors Corp.                                  $8,181,875
                                                             -------------------
Banking (7.88%)
       180,000 Bank Of America Corp.                                 10,023,750
       220,000 Bank Of New York Co., Inc.                             7,356,250
       100,000 Chase Manhattan Corp.                                  7,537,500
       180,000 Regions Financial                                      5,400,000
       250,000 Wells Fargo Company                                    9,906,250
                                                             -------------------
                                                                     40,223,750
                                                             -------------------
Beverages (1.18%)
       200,000 PepsiCo., Inc.                                         6,050,000
                                                             -------------------

Biotech (1.92%)
       120,000 Amgen, Inc.**                                          9,780,000
                                                             -------------------

Broadcasting (2.35%)
       150,000 Clear Channel Communications**                        11,981,250
                                                             -------------------

Business Services (2.37%)
        90,000 American Express Co.                                  12,116,250
                                                             -------------------

Chemicals (1.54%)
       220,000 Monsanto Co.                                           7,851,250
                                                             -------------------

Computer Hardware (6.88%)
       200,000 CISCO Systems, Inc.**                                 13,712,500
       130,000 EMC Corporation**                                      9,286,875
       100,000 IBM                                                   12,137,500
                                                             -------------------
                                                                     35,136,875
                                                             -------------------
Computer - Software and Peripherals (4.02%)
       120,000 Lexmark International Group**                          9,660,000
       120,000 Microsoft Corporation**                               10,867,500
                                                             -------------------
                                                                     20,527,500
                                                             -------------------
Consumer Goods & Services (5.06%)
       200,000 Colgate Palmolive Co.                                  9,150,000
       170,000 McDonald's Corp.                                       7,310,000
       100,000 Procter & Gamble Co.                                   9,375,000
                                                             -------------------
                                                                     25,835,000
                                                             -------------------
Diversified (6.52%)
       110,000 Minnesota Mining and Manufacturing Co.                10,566,875
       120,000 Textron, Inc.                                          9,285,000
       130,000 Tyco International, Ltd.                              13,422,500
                                                             -------------------
                                                                     33,274,375
                                                             -------------------
 Electrical Equipment & Electronics (3.90%)
       100,000 General Electric Co.                                  11,856,250
        80,000 Philips Electronics NV                                 8,080,000
                                                             -------------------
                                                                     19,936,250
                                                             -------------------
Energy (3.45%)
       200,000 Bakers Hughes                                          5,800,000
       200,000 USX-Marathon Group                                     5,850,000
       160,000 Williams Co.                                           5,990,000
                                                             -------------------
                                                                     17,640,000
                                                             -------------------
Entertainment (3.07%)
       300,000 Disney (Walt) Co.                                      7,762,500
       130,000 Time Warner Inc.                                       7,897,500
                                                             -------------------
                                                                     15,660,000
                                                             -------------------
Financial Services (6.91%)
       130,000 Fannie Mae                                             8,149,375
       180,000 Federal Home Loan Mortgage Corp.                       9,360,000
       110,000 Morgan Stanley Dean Witter & Co.                       9,810,625
       220,000 Paine Webber Group, Inc.                               7,975,000
                                                             -------------------
                                                                     35,295,000
                                                             -------------------
Health Care Products and Services (3.38%)
       150,000 Abbott Laboratories                                    5,512,500
       150,000 Baxter International, Inc.                             9,037,500
        50,000 Cardinal Health, Inc.                                  2,725,000
                                                             -------------------
                                                                     17,275,000
                                                             -------------------
Home Furnishings (1.17%)
       210,000 Newell Rubbermaid, Inc.                                5,998,125
                                                             -------------------

Insurance (3.15%)
       125,000 American International Group, Inc.                    10,867,187
       140,000 Lincoln National Corp.                                 5,241,200
                                                             -------------------
                                                                     16,108,387
                                                             -------------------
Internet Service Providers (2.04%)
       100,000 America Online, Inc.**                                10,400,000
                                                             -------------------

Medical Equipment & Supplies (2.76%)
       130,000 Guidant Corp.**                                        6,971,250
       200,000 Medtronic, Inc.                                        7,100,000
                                                             -------------------
                                                                     14,071,250
                                                             -------------------
Pharmaceuticals (7.44%)
       200,000 American Home Products Corp.                           8,300,000
       170,000 Mylan Laboratories                                     3,123,750
       300,000 Pfizer, Inc.                                          10,781,250
       160,000 Warner Lambert Co.                                    10,620,000
       170,000 Watson Pharmaceutical Inc.**                           5,195,625
                                                             -------------------
                                                                     38,020,625
                                                             -------------------
Retail - General Merchandise (3.00%)
       160,000 Dayton Hudson Corp.                                    9,610,000
       120,000 Walmart                                                5,707,500
                                                             -------------------
                                                                     15,317,500
                                                             -------------------
Retail - Specialty Stores (6.38%)
       200,000 Bed Bath & Beyond Inc.**                               6,987,500
       150,000 Circuit City                                           6,328,125
       170,000 Home Depot, Inc.                                      11,666,250
       300,000 Walgreen Company                                       7,612,500
                                                             -------------------
                                                                     32,594,375
                                                             -------------------
Technology (4.90%)
        60,000 Electronic Data Systems                                3,180,114
       200,000 Texas Instruments                                     16,450,000
       120,000 Unisys**                                               5,415,000
                                                             -------------------
                                                                     25,045,114
                                                             -------------------
Telecommunications - Services and Equipment (6.65%)
       200,000 AT&T Corp.                                             8,700,000
        90,000 Motorola, Inc.                                         7,920,000
       340,000 Nortel Networks Corp.                                 17,340,000
                                                             -------------------
                                                                     33,960,000
                                                             -------------------
               Total Common Stocks                                  508,279,751
                                                             -------------------
Mutual Funds (0.34%)
     1,751,836 Government Assets Fund, 5.24%*                         1,751,836
                                                             -------------------
               Total Investments in Securities (99.86%)
                    (Cost $350,746,333)                            $510,031,587
                                                             -------------------
               Other Assets & Liabilities (0.14%)                       728,731
                                                             -------------------

               NET ASSETS (100.00%)                                $510,760,318
                                                             ===================

---------------
(a) Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:
      Unrealized Appreciation.....$170,332,673
      Unrealized Depreciation.....($11,047,419)
      Net Unrealized Appreciation.$159,285,254


*  Rate shown is as of September 30, 1999.
**   Represents non-income producing securities.

                           SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE AGGRESSIVE GROWTH FUND

The Vintage Aggressive Growth Fund outperformed its performance benchmark for the third calendar quarter, but lags somewhat for the year. Holdings within the Fund emphasize technology, consumer cyclicals and health care. We anticipate trimming some technology positions in anticipation of Y2K, but expect that sector to be an ongoing overweight.

Technology positions added during the period include Oracle, Motorola, and Network Solutions. Largest holdings as of September 30 include Sun Microsystems, Nortel Networks, Staples, Clear Channel and Microsoft.

For the six months ended September 30, 1999, the Fund provided a total return of
0.23 percent. The Fund ended the period with assets of $126.4 million.

VINTAGE MUTUAL FUNDS, Inc.
AGGRESSIVE GROWTH FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

SHARES/
PAR VALUE                  DESCRIPTION                                  VALUE
---------                  -----------                                  -----

COMMON STOCKS (97.07%)
Advertising (1.88%)
        30,000 Omnicom Group                                         $2,375,625
                                                             -------------------

Aerospace (1.63%)
        45,000 AAR Corp.                                                810,000
        20,000 General Dynamics Corporation                           1,248,750
                                                             -------------------
                                                                      2,058,750
                                                             -------------------
Banking (4.70%)
        70,000 Bank Of New York Co., Inc.                             2,340,625
        39,900 Firstar Corp.                                          1,022,437
        65,000 Wells Fargo Company                                    2,575,625
                                                             -------------------
                                                                      5,938,687
                                                             -------------------
Beverages (0.96%)
        40,000 PepsiCo., Inc.                                         1,210,000
                                                             -------------------
Broadcasting (2.53%)
        40,000 Clear Channel Communications**                         3,195,000
                                                             -------------------

Business Services (1.84%)
        50,000 Navigant Consulting, Inc.**                            2,318,750
                                                             -------------------

Cable TV (0.06%)
         2,500 Insight Communications**                                  71,562
                                                             -------------------
Chemicals (2.20%)
        45,000 Monsanto Co.                                           1,605,937
        25,000 Rohm & Haas Co.                                          903,125
        15,000 Solutia                                                  268,125
                                                             -------------------
                                                                      2,777,187
                                                             -------------------
Computer Hardware (7.43%)
        40,500 CISCO Systems, Inc.**                                  2,776,781
        20,000 IBM                                                    2,427,500
        45,000 Sun Microsystems, Inc.**                               4,185,000
                                                             -------------------
                                                                      9,389,281
                                                             -------------------
Computer - Software and Peripheral (6.52%)
        30,000 Lexmark International Group**                          2,415,000
        35,000 Microsoft Corporation**                                3,169,687
        25,000 Oracle Corp.**                                         1,137,500
        20,000 Veritas Software Corp.**                               1,518,750
                                                             -------------------
                                                                      8,240,937
                                                             -------------------
Consumer Goods & Services (2.42%)
        80,000 Clorox                                                 3,060,000
                                                             -------------------
Diversified (4.11%)
        45,000 Kansas City Southern Inds.                             2,089,688
        30,000 Tyco International, Ltd.                               3,097,500
                                                             -------------------
                                                                      5,187,188
                                                             -------------------
Electrical & Electronic (1.70%)
        43,400 Jabil Circuit, Inc.**                                  2,148,300
                                                             -------------------

Energy (1.74%)
        75,000 USX-Marathon Group                                     2,193,750
                                                             -------------------

Entertainment (4.51%)
        65,000 Hasbro Incorporated                                    1,393,438
        35,000 Time Warner Inc.                                       2,126,250
        26,700 Univision Communications**                             2,172,712
                                                             -------------------
                                                                      5,692,400
                                                             -------------------
Financial Services (9.77%)
        40,300 Assoc. First Capital "A"                               1,450,800
        45,000 AXA Financial, Inc.                                    2,511,562
        16,000 Fannie Mae                                             1,003,000
        50,000 Franklin Resources, Inc.                               1,537,500
        15,000 Lehman Brothers Holdings, Inc.                           874,688
        20,000 Morgan Stanley Dean Witter & Co.                       1,783,750
        65,000 Nationwide Financial Services                          2,299,375
        33,000 Southwest Securities                                     891,000
                                                             -------------------
                                                                     12,351,675
                                                             -------------------
Health Care Products and Services (2.84%)
        40,000 Cardinal Health, Inc.                                  2,180,000
        53,000 Sunrise Assisted Living, Inc.**                        1,407,813
                                                             -------------------
                                                                      3,587,813
                                                             -------------------
Home Furnishings (1.13%)
        50,000 Newell Rubbermaid, Inc.                                1,428,125
                                                             -------------------

Insurance (0.55%)
        15,000 MBIA Inc.                                                699,375
                                                             -------------------

Internet Related (0.58%)
         8,000 Network Solutions                                        735,000
                                                             -------------------

Internet Service Providers (0.82%)
        10,000 America Online, Inc.**                                 1,040,000
                                                             -------------------
Medical Equipment & Supplies (3.55%)
        25,000 Bausch & Lomb, Inc.                                    1,648,438
        80,000 Medtronic, Inc.                                        2,840,000
                                                             -------------------
                                                                      4,488,438
                                                             -------------------
Oil & Gas Exploration Products & Services (4.64%)
        40,000 Enron Corp.                                            1,650,000
        20,000 Halliburton Co.                                          820,000
       140,000 R&B Falcon Corporation**                               1,837,500
        25,000 Schlumberger, Ltd.                                     1,557,813
                                                             -------------------
                                                                      5,865,313
                                                             -------------------
Pharmaceuticals (8.81%)
        35,000 American Home Products Corp.                           1,452,500
        81,000 Elan Corp. ADR**                                       2,718,562
        50,000 Mylan Laboratories                                       918,750
        78,000 Pfizer, Inc.                                           2,803,125
        30,000 Warner Lambert Co.                                     1,991,250
        41,000 Watson Pharmaceutical Inc.**                           1,253,063
                                                             -------------------
                                                                     11,137,250
                                                             -------------------
Resorts and Entertainment (1.91%)
        55,500 Carnival Cruise Lines                                  2,414,250
                                                             -------------------
Retail - General Merchandise (0.69%)
        47,000 Rent-A-Center, Inc.**                                    875,375
                                                             -------------------
Retail - Specialty Stores (6.56%)
        42,000 CVS Corp.                                              1,714,125
        42,000 Lowe's Cos.                                            2,047,500
       155,000 Staples, Inc.**                                        3,380,938
        30,000 Zale Corporation**                                     1,149,375
                                                             -------------------
                                                                      8,291,938
                                                             -------------------
Technology (2.67%)
        30,000 Texas Instruments                                      2,467,500
        20,000 Unisys**                                                 902,500
                                                             -------------------
                                                                      3,370,000
                                                             -------------------
Telecommunications Services & Equipment (8.32%)
        26,000 ADC Telecommunications Inc.**                          1,090,375
        48,000 AT&T Corp.                                             2,088,000
        25,000 MCI WorldCom, Inc.**                                   1,796,875
        20,000 Motorola, Inc.                                         1,760,000
        74,000 Nortel Networks Corp.                                  3,774,000
                                                             -------------------
                                                                     10,509,250
                                                             -------------------
                 Total Common Stocks                                122,651,219
                                                             -------------------

Mutual Funds (1.70%)
     4,054,966 Government Assets Fund, 5.24%*                         4,054,966
                                                             -------------------


               Total Investments in Securities (100.27%)
                    (Cost $113,460,636)                            $126,706,185
                                                             -------------------

               Other Assets & Liabilities (-0.27%)                     (335,293)
                                                             -------------------

               NET ASSETS (100.00%)                                $126,370,892
                                                             ===================

---------------
(a) Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:
      Unrealized Appreciation.....$21,383,672
      Unrealized Depreciation.....($8,138,123)
      Net Unrealized Appreciation.$13,245,549

*  Rate shown is as of September 30, 1999.
**   Represents non-income producing securities.

                         SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

                                                        GOVERNMENT       LIQUID         MUNICIPAL        LIMITED
                                                          ASSETS         ASSETS           ASSETS        TERM BOND           BOND
                                                           FUND           FUND             FUND            FUND             FUND
                                                      --------------  --------------  --------------  --------------  --------------

ASSETS:
Investments, at value                                    $147,202,031    149,850,235     $45,694,038     $52,715,698     $27,807,569
Repurchase agreements                                      19,467,885     39,112,468        -----            -----           -----
                                                           ----------      ---------       ---------       ---------       ---------
    Total Investments (Cost $166,669,916; $188,962,703;
    $45,694,038; $53,235,283; $28,324,521;
    $105,798,981; $50,104,175; $79,579,508;
    $350,746,333; $113,460,636)
    Total Investments                                     166,669,916    188,962,703      45,694,038      52,715,698      27,807,569
Cash                                                           -----               1         -----           -----           -----
Interest and dividends receivable                               2,828      1,513,017         371,907         763,044         386,713
Receivable from brokers for investments sold                   -----         -----           -----           -----           -----
Receivable for capital shares issued                           -----         -----           -----            12,333             661
Prepaid expenses                                               -----           1,831         -----           -----           -----
                                                            ----------     ---------       ---------       ---------       ---------
         Total Assets                                     166,672,744    190,477,552      46,065,945      53,491,075      28,194,943
                                                            ----------     ---------       ---------       ---------       ---------
LIABILITIES:
Dividends payable                                             634,730        654,607         102,070         229,771         134,121
Payable to brokers for investments purchased                   -----          -----        2,031,722           -----         285,363
Payable for capital shares redeemed                                12         -----           -----            6,272           1,255
Accrued expenses and other payables:
    Investment Advisory fees                                   52,019         53,433          13,512          22,369          12,518
    Administration fees                                        31,212         32,060           8,107          11,632           5,918
    Accounting fees                                             4,459          4,580           1,160           1,342             683
    Distribution fees                                          -----          96,303           1,726           -----           -----
    Servicing Fees                                             -----          78,589           9,847           -----           -----
    Other                                                      34,058         -----              241          17,002             725
                                                           ----------      ---------       ---------       ---------       ---------
         Total Liabilities                                    756,490        919,572       2,168,385         288,388         440,583
                                                           ----------      ---------       ---------       ---------       ---------

         Net Assets                                       165,916,254    189,557,980      43,897,560      53,202,687      27,754,360
                                                           ==========      =========       =========       =========       =========

SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

                                                        GOVERNMENT       LIQUID         MUNICIPAL        LIMITED
                                                          ASSETS         ASSETS           ASSETS        TERM BOND           BOND
                                                           FUND           FUND             FUND            FUND             FUND
                                                      --------------  --------------  --------------  --------------  --------------

NET ASSETS:
Paid-in capital                                          165,932,620     189,557,980     43,897,560      53,980,739      28,275,981
Accumulated undistributed (distributions in excess of)
  net investment income                                       -----          -----           -----              373          -----
Net unrealized appreciation on investments                    -----          -----           -----         (519,585)       (516,952)
Accumulated undistributed net realized gains (losses)
  on investment transactions                                 (16,366)        -----           -----         (258,840)         (4,669)
                                                          ----------       ---------     ---------       ---------       -----------
                                                          ==========       =========     =========       ==========      ===========
    Net Assets                                           165,916,254     189,557,980     43,897,560      53,202,687      27,754,360
                                                          ==========       =========     =========       =========       ===========

Capital Shares Outstanding                                                                                5,405,215       2,880,583
                                                                                                         ==========      ===========
Net asset value--offering and redemption price per share                                                       9.84             9.63
                                                                                                         ==========      ===========

PRICING OF S SHARES
Net assets applicable to S Shares outstanding                            $87,252,154     $6,269,512
                                                                          ==========     ==========
Shares outstanding, $.001 par value                                       87,252,154      6,269,512
                                                                          ==========     ==========
Net asset value--offering and redemption price per share                       $1.00          $1.00
                                                                          ==========     ==========

PRICING OF S2 SHARES
Net assets applicable to S2 Shares outstanding                           $12,188,301
                                                                         ===========
Shares outstanding, $.001 par value                                       12,188,301
                                                                         ===========
Net asset value--offering and redemption price per share                       $1.00
                                                                         ===========

PRICING OF T SHARES
Net assets applicable to T Shares outstanding           $165,916,254     $42,507,261    $11,683,276
                                                        ============     ===========    ===========
Shares outstanding, $.001 par value                      165,932,620      42,507,261     11,683,276
                                                        ============     ===========    ===========
Net asset value--offering and redemption price per share       $1.00           $1.00          $1.00
                                                        ============     ===========    ===========

PRICING OF I SHARES
Net assets applicable to I Shares outstanding                            $47,610,264    $25,944,772
                                                                         ===========    ===========
Shares outstanding, $.001 par value                                       47,610,264     25,944,772
                                                                         ===========    ===========
Net asset value--offering and redemption price per share                       $1.00          $1.00
                                                                         ===========    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

                                                                        MUNICIPAL                                       AGGRESSIVE
                                                          INCOME           BOND          BALANCED         EQUITY          GROWTH
                                                           FUND            FUND            FUND            FUND            FUND
                                                      --------------  --------------  --------------  --------------  --------------

ASSETS:
Investments, at value                                    $103,461,293    $50,101,267     $88,346,056    $510,031,587    $126,706,185
Repurchase agreements                                       -----          -----           -----          -----            -----
Total Investments (Cost $166,669,916; $188,962,703;      ------------    -----------     -----------    ------------    ------------
    $45,694,038; $53,235,283; $28,324,521;
    $105,798,981; $50,104,175; $79,579,508;
    $350,746,333; $113,460,636)

     Total Investments                                    103,461,293     50,101,267     88,346,056      510,031,587     126,706,185

Cash                                                        -----          -----          -----            -----           -----
Interest and dividends receivable                           1,408,351        723,123        459,427          261,848          78,770
Receivable from brokers for investments sold                -----          -----          -----            8,884,165       -----
Receivable for capital shares issued                          173,299         65,000         40,737          242,317         567,524
Prepaid expenses                                            -----          -----          -----            -----           -----
                                                          -------------   -----------    ----------      -----------     -----------
     Total Assets                                         105,042,943     50,889,390     88,846,220      519,419,917     127,352,479
                                                          -------------   -----------    ----------      -----------     -----------

LIABILITIES:
Dividends payable                                             513,505        168,536        398,859            -----           -----
Payable to brokers for investments purchased                  458,076          -----          -----        7,818,668         732,000
Payable for capital shares redeemed                            21,679             17        308,461          253,901          57,272
Accrued expenses and other payables:
    Investment Advisory fees                                   51,342         21,080         55,314          204,153         102,128
    Administration fees                                        22,248         10,962         19,175          235,721          27,951
    Accounting fees                                             2,567          1,265          2,212           13,065           3,225
    Distribution fees                                          -----           -----          -----            -----           -----
    Servicing Fees                                             -----           -----          -----           55,047           -----
    Other                                                      23,163         26,567         67,537           79,044          59,011
                                                           ----------      ---------       ---------       ---------       ---------
         Total Liabilities                                  1,092,580        228,427        851,558        8,659,599         981,587
                                                           ----------      ---------       ---------       ---------       ---------

         Net Assets                                       103,950,363     50,660,963      87,994,662     510,760,318     126,370,892
                                                           ==========      =========       =========     ===========     ===========

SEE NOTES TO FINANCIAL STATEMENTS.

 VINTAGE MUTUAL FUNDS, Inc.
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

                                                                        MUNICIPAL                                       AGGRESSIVE
                                                          INCOME           BOND          BALANCED         EQUITY          GROWTH
                                                           FUND            FUND            FUND            FUND            FUND
                                                      --------------  --------------  --------------  --------------  --------------

NET ASSETS:
Paid-in capital......................................    $108,232,479    $50,537,342     $70,145,995    $262,955,827    $92,045,013
Undistributed (distributions in excess of)
  net investment income..............................              (7)          (407)            246      (1,440,004)    (1,180,435)
Net unrealized appreciation on investments...........      (2,337,688)        (2,908)      8,766,548     159,285,254     13,245,549
Accumulated net realized gains (losses)
  on investment transactions.........................      (1,944,421)       126,936       9,081,873      89,959,241     22,260,765
                                                        ==============  ==============  ==============  ==============   ===========
    Net Assets.......................................    $103,950,363    $50,660,963     $87,994,662    $510,760,318   $126,370,892
                                                        ==============  ==============  ==============  ==============   ===========
Outstanding units of beneficial interest (shares)....      10,687,953      4,901,971       5,573,710                      7,150,055
                                                        ==============  ==============  ==============                   ===========
Net asset value--offering and redemption price per share        $9.73         $10.33          $15.79                         $17.67
                                                        ==============  ==============  ==============                   ===========

PRICING OF S SHARES
Net assets applicable to S Shares outstanding....................                                       $270,511,864
                                                                                                      ==============
Shares outstanding, $.001 par value*................................                                      11,872,226
                                                                                                      ==============
Net asset value--offering and redemption price per share                                                      $22.79
                                                                                                      ==============

PRICING OF T SHARES
Net assets applicable to T Shares outstanding......................                                     $240,248,454
                                                                                                      ==============
Shares outstanding, $.001 par value*..................................                                    10,514,547
                                                                                                      ==============
Net asset value--offering and redemption price per share                                                      $22.85
                                                                                                      ==============

   SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999
                                   (UNAUDITED)

                                                           GOVERNMENT        LIQUID          MUNICIPAL       LIMITED         BOND
                                                             ASSETS          ASSETS           ASSETS        TERM BOND        FUND
                                                              FUND            FUND             FUND            FUND
                                                           ----------       ----------       ----------     ----------     ---------

INVESTMENT INCOME:
Interest income                                            $4,387,985       $4,377,571         $761,320     $1,602,073     $887,157
Dividend income
                                                           --------------   --------------   -------------- --------------  --------
                                                           --------------   --------------   -------------- --------------  --------
Total Income                                                4,387,985        4,377,571          761,320      1,602,073      887,157
                                                           --------------   --------------   -------------- --------------  --------

EXPENSES: (Note 4)
Investment advisory fees                                      353,721          295,934           79,250        135,094       71,453
Administration fees                                           185,704          177,560           49,781         70,249       33,778
Distribution and shareholder service fees S Shares              -----          291,473           13,997          -----        -----
Distribution and shareholder service fees S2 Shares             -----           19,599            -----          -----        -----
Distribution and shareholder service fees T Shares              -----           31,098            9,683          -----        -----
Custody Fees                                                    5,632           22,057           11,506          3,228        4,483
Accounting Fees                                                26,529           25,366            6,793          8,105        3,897
Legal Fees                                                      3,169            3,676            1,296          1,006          490
Audit Fees                                                      7,744            9,047            3,249          2,527        1,197
Directors' Fees                                                 6,213            4,498            1,496          1,767          875
Transfer Agent Fees                                            47,112           31,549            9,189         16,975        9,394
Registration and Filing Fees                                    1,897            6,547            1,328            483        1,363
Printing Fees                                                   4,826            5,680            1,958          1,599          730
Other                                                          11,655           18,353            3,941          8,096        5,726

                                                           --------------   --------------   -------------- --------------  --------
Total Expenses                                                654,202          942,437          193,467        249,129      133,386
Less:  Expenses voluntarily reduced/waived                    (44,215)           -----           (2,231)         -----        -----
                                                           --------------   --------------   -------------- ------------------------
Net Expenses                                                  609,987          942,437          191,236        249,129      133,386
                                                           --------------   --------------   -------------- --------------  --------
Net Investment Income (Loss)                                3,777,998        3,435,134          570,084      1,352,944      753,771
                                                           --------------   --------------   -------------- --------------  --------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains from investment transactions                 -----            -----            -----        (90,260)         297
Net change in unrealized appreciation (depreciation)
from investments                                                -----            -----            -----       (753,845)    (665,707)
                                                           --------------   --------------   -------------- --------------  --------
Net realized and unrealized gains ( losses) from investments    -----            -----            -----       (844,105)    (665,410)
                                                           --------------   --------------   -------------- --------------  --------
                                                           ==============   ==============   ============== ==============  ========
Change in net assets resulting from operations             $3,777,998       $3,435,134         $570,084       $508,839      $88,361
                                                           ==============   ==============   ============== ==============  ========

SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.
                      STATEMENTS OF OPERATIONS (CONTINUED)
                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999
                                   (UNAUDITED)




                                                             Income    Municipal                                 Aggressive
                                                              Fund       Bond       Balanced       Equity          Growth
                                                                         Fund         Fund          Fund            Fund
                                                           ----------  ----------  -----------   ------------   ------------

INVESTMENT INCOME:
Interest income..........................................  $3,476,928  $1,198,078   $1,083,083       $107,353        $62,950
Dividend income..........................................       -----       -----      232,406      2,758,100        369,878
                                                           ----------  ----------  -----------   ------------   ------------
Total Income                                                3,476,928   1,198,078    1,315,489      2,865,453        432,828
                                                           ----------  ----------  -----------   ------------   ------------

EXPENSES:  (Note 4)
Investment advisory fees.................................     311,854     126,600      339,507      2,039,741        610,056
Administration fees......................................     135,137      65,832      117,696        707,113        166,963
Distribution and adminstrative service fees S Shares.....       -----       -----        -----        333,338          -----
Distribution and adminstrative service fees S2 Shares....       -----       -----        -----          -----          -----
Distribution and adminstrative service fees T Shares.....       -----       -----        -----          -----          -----
Custody fees.............................................       4,966       3,833        6,782          5,575          5,538
Accounting fees..........................................      15,592       7,596       13,580         81,588         19,265
Legal fees...............................................       2,243       1,023        1,999          8,589          2,354
Audit fees...............................................       5,576       2,552        4,952         21,410          5,846
Director's fees..........................................       4,026       1,881        3,472         15,061          4,183
Transfer Agent fees......................................      21,218      16,586       50,142        113,925         49,456
Registration and filing fees.............................         591         390        2,378          4,996          1,810
Printing fees............................................       3,515       1,661        2,822         12,595          3,461
Other fees...............................................      10,837       5,483        9,733         16,357          6,982

                                                           ----------  ----------  -----------   ------------   ------------
Total Expenses                                                515,555     233,437      553,063      3,360,288        875,914
Less:  Expenses voluntarily reduced/waived...............       -----       -----        -----          -----          -----
                                                           ----------  ----------  -----------    ------------   ------------
Net Expenses.............................................     515,555     233,437      553,063      3,360,288        875,914
                                                           ----------  ----------  -----------   ------------   ------------
Net Investment Income (Loss).............................   2,961,373     964,641      762,426       (494,835)      (443,086)
                                                           ----------  ----------  -----------   ------------   ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from
   investment transactions...............................    (158,920)    (21,856)    6,964,582     50,160,516    14,941,559
Net change in unrealized appreciation (depreciation)
   from investments......................................  (2,526,076) (1,585,864)   (8,255,584)   (51,796,945)  (14,518,423)
                                                           ----------  ----------  ------------   ------------   ------------
Net realized and unrealized gains
   (losses) from investments.............................  (2,684,996) (1,607,720)   (1,291,002)    (1,636,429)      423,136
                                                           ----------  ----------  ------------   ------------   ------------
Change in net assets resulting from operations...........    $276,377   ($643,079)    ($528,576)   ($2,131,264)     ($19,950)
                                                           ==========  ==========  ============   ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                   GOVERNMENT ASSETS FUND                       LIQUID ASSETS FUND
                                           ---------------------------------------  ---------------------------------------
                                              SIX MONTHS               YEAR            SIX MONTHS                YEAR
                                                 ENDED                 ENDED              ENDED                  ENDED
                                            SEPTEMBER 30, 1999     MARCH 31, 1999    SEPTEMBER 30, 1999     MARCH 31, 1999
                                           --------------------  -----------------  --------------------  -----------------
OPERATIONS:
Net investment income (loss)                      $3,777,998         $6,698,447            $3,435,134         $5,651,439
Net realized gains/(losses) from investment transa    ------             ------                ------             ------
Net change in unrealized appreciation/(depreciation)  ------             ------                ------             ------
      from investments                            -----------        -----------            -----------       ----------
Change in net assets resulting from operations     3,777,998          6,698,447             3,435,134          5,651,439
                                                  -----------        -----------            -----------       ----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Capital Shares                                        ------              -----                 -----              -----
S Shares                                              ------              -----            (1,708,720)        (3,238,515)
S2 Shares                                             ------              -----              (199,526)          (372,466)
T Shares                                          (3,777,851)        (6,695,405)             (896,551)        (1,276,647)
I Shares                                              ------              -----              (630,337)          (763,811)
From net realized gains
Capital Shares                                        ------              -----                 -----               -----
S Shares                                              ------              -----                 -----               -----
T Shares                                              ------              -----                 -----               -----
                                                   -----------        ----------           -----------        -----------
Change in net assets from shareholder distribution(3,777,851)        (6,695,405)           (3,435,134)        (5,651,439)
                                                   -----------        ----------           -----------        -----------

CAPITAL SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                        ------             ------                ------              ------
S Shares                                              ------             ------           268,410,014        506,680,611
S2 Shares                                             ------             ------            58,111,680        148,619,946
T Shares                                         426,605,563        588,440,372           100,855,810        193,368,939
I Shares                                              ------             ------            98,993,222         64,949,688
REINVESTMENTS:
Capital Shares                                        ------             ------                ------              ------
S Shares                                              ------             ------                    15             23,684
T Shares                                             802,455          1,516,951               160,363            212,019
I Shares                                              ------             ------               124,236            115,123
REDEMPTIONS:
Capital Shares                                        ------             ------                ------              ------
S Shares                                              ------             ------          (258,500,521)      (498,876,025)
S2 Shares                                             ------             ------           (54,175,247)      (145,821,496)
T Shares                                        (411,498,035)      (595,083,750)          (92,182,093)      (176,055,191)
I Shares                                              ------             ------           (68,258,422)       (62,042,443)
                                                   -----------       -----------          -----------        ------------
Change in net assets from capital transactions    15,909,983         (5,126,427)           53,539,057         31,174,855
                                                   -----------        ----------          -----------        ------------
Change in net assets                              15,910,130         (5,123,385)           53,539,057         31,174,855

NET ASSETS:
   Beginning of period                           150,006,124        155,129,509           136,018,923        104,844,068
                                                 ===========         ===========          ===========        ============
   End of period                                $165,916,254       $150,006,124          $189,557,980       $136,018,923
                                                 ===========         ===========          ===========        ============

SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                       ------              ------               ------               ------
S Shares                                             ------              ------           268,410,014        506,680,611
S2 Shares                                            ------              ------            58,111,680        148,619,946
T Shares                                         426,605,563        588,440,372           100,855,810        193,368,939
I Shares                                             ------              ------            98,993,222         64,949,688
REINVESTMENTS:
Capital Shares                                       ------              ------               ------               ------
S Shares                                             ------              ------                    15             23,684
T Shares                                             802,455          1,516,951               160,363            212,019
I Shares                                             ------              ------               124,236            115,123
REDEMPTIONS:
Capital Shares                                       ------              ------               ------               ------
S Shares                                             ------              ------          (258,500,521)      (498,876,025)
S2 Shares                                            ------              ------           (54,175,247)      (145,821,496)
T Shares                                        (411,498,035)      (595,083,750)          (92,182,093)      (176,055,191)
I Shares                                             ------              ------           (68,258,422)       (62,042,443)
                                                 ===========         ===========          ===========        ===========
Change In Shares                                  15,909,983         (5,126,427)           53,539,057         31,174,855
                                                 ===========         ===========          ===========        ===========


 * Includes $99,641 of distribution in excess of net investment income for the Income Fund for the year ended March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.


                                                                     MUNICIPAL ASSETS FUND                   LIMITED TERM BOND FUND
                                                       ---------------------------------------  ------------------------------------
                                                            SIX MONTHS               YEAR            SIX MONTHS            YEAR
                                                              ENDED                 ENDED              ENDED               ENDED
                                                       SEPTEMBER 30, 1999     MARCH 31, 1999    SEPTEMBER 30, 1999    MARCH 31, 1999
                                                       --------------------  -----------------  --------------------  --------------
OPERATIONS:


Net investment income (loss)                                        $570,084      $1,090,382        $1,352,944         $2,548,564
Net realized gains/(losses) from investment transactions              ------          ------           (90,260)            41,156
Net change in unrealized appreciation/(depreciation) from investments ------          ------          (753,845)           (40,683)
                                                             ----------------  --------------   ---------------     --------------
Change in net assets resulting from operations                       570,084       1,090,382           508,839          2,549,037
                                                             ----------------  --------------   ---------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Capital Shares                                                        ------          ------        (1,352,572)        (2,542,863)
S Shares                                                             (77,580)       (176,946)           ------             ------
S2 Shares                                                             ------          ------            ------             ------
T Shares                                                            (159,735)       (338,594)           ------             ------
I Shares                                                            (332,769)       (574,842)           ------             ------
From net realized gains
Capital Shares                                                        ------          ------            ------             ------
S Shares                                                              ------          ------            ------             ------
T Shares                                                              ------          ------            ------             ------
                                                             ----------------  --------------   ---------------     --------------
Change in net assets from shareholder distributions                 (570,084)     (1,090,382)       (1,352,572)        (2,542,863)
                                                             ----------------  --------------   ---------------     --------------

CAPITAL SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                        ------          ------         7,476,014         33,194,746
S Shares                                                          20,281,193      39,656,976            ------             ------
S2 Shares                                                             ------          ------            ------             ------
T Shares                                                          13,296,225      44,999,698            ------             ------
I Shares                                                          45,843,692      84,067,686            ------             ------
REINVESTMENTS:
Capital Shares                                                        ------          ------           825,928          1,840,120
S Shares                                                              ------          ------            ------             ------
T Shares                                                               9,054           5,553            ------             ------
I Shares                                                               3,034           8,549            ------             ------
REDEMPTIONS:
Capital Shares                                                        ------          ------       (10,260,737)       (16,812,474)
S Shares                                                         (21,906,134)    (38,864,113)           ------             ------
S2 Shares                                                             ------          ------            ------             ------
T Shares                                                         (16,571,100)    (42,060,727)           ------             ------
I Shares                                                         (42,306,596)    (81,681,844)           ------             ------
                                                             ----------------  --------------   ---------------     --------------
Change in net assets from capital transactions                    (1,350,632)      6,131,778        (1,958,795)        18,222,392
                                                             ----------------  --------------   ---------------     --------------
Change in net assets                                              (1,350,632)      6,131,778        (2,802,528)        18,228,566

NET ASSETS:
   Beginning of period                                            45,248,192      39,116,414        56,005,215         37,776,649
                                                             ================  ==============   ===============     ==============
   End of period                                                 $43,897,560     $45,248,192       $53,202,687        $56,005,215
                                                             ================  ==============   ===============     ==============

SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                        ------          ------           753,123          3,300,867
S Shares                                                          20,281,193      39,656,976            ------             ------
S2 Shares                                                             ------          ------            ------             ------
T Shares                                                          13,296,225      44,999,698            ------             ------
I Shares                                                          45,843,692      84,067,686            ------             ------
REINVESTMENTS:
Capital Shares                                                        ------          ------            83,307            182,981
S Shares                                                               -----           -----            ------             ------
T Shares                                                               9,054           5,553            ------             ------
I Shares                                                               3,034           8,549            ------             ------
REDEMPTIONS:
Capital Shares                                                        ------          ------        (1,029,476)        (1,667,952)
S Shares                                                         (21,906,134)    (38,864,113)           ------             ------
S2 Shares                                                             ------          ------            ------             ------
T Shares                                                         (16,571,100)    (42,060,727)           ------             ------
I Shares                                                         (42,306,596)    (81,681,844)           ------             ------
                                                             ================  ==============   ===============     ==============
Change In Shares                                                  (1,350,632)      6,131,778          (193,046)         1,815,896
                                                             ================  ==============   ===============     ==============



 * Includes $99,641 of distribution in excess of net investment income for the Income Fund for the year ended March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.


                                                                    BOND FUND                              INCOME FUND
                                                        ---------------------------------------  -----------------------------------
                                                        SIX MONTHS               YEAR            SIX MONTHS                YEAR
                                                          ENDED                 ENDED              ENDED                  ENDED
                                                       SEPTEMBER 30, 1999     MARCH 31, 1999    SEPTEMBER 30, 1999    MARCH 31, 1999
                                                       --------------------  -----------------  --------------------  --------------
OPERATIONS:
Net investment income (loss)                                           $753,771         $990,434         $2,961,373      $5,231,869
Net realized gains/(losses) from investment transactions                    297            9,339           (158,920)        646,775
Net change in unrealized appreciation/(depreciation) from investments  (665,707)         (26,406)        (2,526,076)     (1,201,868)
                                                                  --------------     ------------    ---------------   -------------
Change in net assets resulting from operations                           88,361          973,367            276,377       4,676,776
                                                                  --------------     ------------    ---------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Capital Shares                                                         (753,771)        (997,929)        (2,961,380)    (5,331,510)*
S Shares                                                                 ------           ------             ------          ------
S2 Shares                                                                ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
I Shares                                                                 ------           ------             ------          ------
From net realized gains
Capital Shares                                                           ------          (45,854)            ------          ------
S Shares                                                                 ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
                                                                  --------------     ------------    ---------------   -------------
Change in net assets from shareholder distributions                    (753,771)      (1,043,783)        (2,961,380)     (5,331,510)
                                                                  --------------     ------------    ---------------   -------------

CAPITAL SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                        8,252,831       18,750,018         17,207,157      27,829,387
S Shares                                                                 ------           ------             ------          ------
S2 Shares                                                                ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
I Shares                                                                 ------           ------             ------          ------
REINVESTMENTS:
Capital Shares                                                          416,019          648,234            360,887         707,512
S Shares                                                                 ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
I Shares                                                                 ------           ------             ------          ------
REDEMPTIONS:
Capital Shares                                                       (2,232,580)      (4,557,532)       (11,273,253)    (32,145,684)
S Shares                                                                 ------           ------             ------          ------
S2 Shares                                                                ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
I Shares                                                                 ------           ------             ------          ------
                                                                  --------------     ------------    ---------------   -------------
Change in net assets from capital transactions                        6,436,270       14,840,720          6,294,791      (3,608,785)
                                                                  --------------     ------------    ---------------   -------------
Change in net assets                                                  5,770,860       14,770,304          3,609,788      (4,263,519)

NET ASSETS:
   Beginning of period                                               21,983,500        7,213,196        100,340,575     104,604,094
                                                                  ==============     ============    ===============   =============
   End of period                                                    $27,754,360      $21,983,500       $103,950,363    $100,340,575
                                                                  ==============     ============    ===============   =============

SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                          842,616        1,883,976          1,744,981       2,745,993
S Shares                                                                 ------           ------             ------          ------
S2 Shares                                                                ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
I Shares                                                                 ------           ------             ------          ------
REINVESTMENTS:
Capital Shares                                                           42,732           65,135             36,717          69,812
S Shares                                                                 ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
I Shares                                                                 ------           ------             ------          ------
REDEMPTIONS:
Capital Shares                                                         (229,619)        (455,900)        (1,148,796)     (3,182,951)
S Shares                                                                 ------           ------             ------          ------
S2 Shares                                                                ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
I Shares                                                                 ------           ------             ------          ------
                                                                  ==============     ============    ===============   =============
Change In Shares                                                        655,729        1,493,211            632,902        (367,146)
                                                                  ==============     ============    ===============   =============



 * Includes $99,641 of distribution in excess of net investment income for the Income Fund for the year ended March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.

                             STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                MUNICIPAL BOND FUND                        BALANCED FUND
                                                       ---------------------------------------  ------------------------------------
                                                         SIX MONTHS               YEAR            SIX MONTHS                YEAR
                                                            ENDED                 ENDED              ENDED                  ENDED
                                                        SEPTEMBER 30, 1999     MARCH 31, 1999    SEPTEMBER 30, 1999   MARCH 31, 1999
                                                       --------------------  -----------------  --------------------  --------------
OPERATIONS:

Net investment income (loss)                                          $964,641        $1,896,320          $762,426       $1,114,067
Net realized gains/(losses) from investment transactions               (21,856)          219,081         6,964,582        3,463,631
Net change in unrealized appreciation/(depreciation) from investment(1,585,864)          177,852        (8,255,584)       4,347,436
                                                                 --------------    --------------    --------------   --------------
Change in net assets resulting from operations                        (643,079)        2,293,253          (528,576)       8,925,134
                                                                 --------------    --------------    --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Capital Shares                                                        (965,048)       (1,896,049)         (762,180)      (1,108,471)
S Shares                                                                ------            ------            ------           ------
S2 Shares                                                               ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
I Shares                                                                ------            ------            ------           ------
From net realized gains
Capital Shares                                                          ------           (70,290)           ------       (2,937,377)
S Shares                                                                ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
                                                                 --------------    --------------    --------------   --------------
Change in net assets from shareholder distributions                   (965,048)       (1,966,339)         (762,180)      (4,045,848)
                                                                 --------------    --------------    --------------   --------------

CAPITAL SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                       5,815,536        10,367,989        12,527,829       33,056,168
S Shares                                                                ------            ------            ------           ------
S2 Shares                                                               ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
I Shares                                                                ------            ------            ------           ------
REINVESTMENTS:
Capital Shares                                                         123,144           297,011           647,408        3,863,015
S Shares                                                                ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
I Shares                                                                ------            ------            ------           ------
REDEMPTIONS:
Capital Shares                                                      (3,619,683)       (9,323,485)       (9,313,935)     (19,777,192)
S Shares                                                                ------            ------            ------           ------
S2 Shares                                                               ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
I Shares                                                                ------            ------            ------           ------
                                                                 --------------    --------------    --------------   --------------
Change in net assets from capital transactions                       2,318,997         1,341,515         3,861,302       17,141,991
                                                                 --------------    --------------    --------------   --------------
Change in net assets                                                   710,870         1,668,429         2,570,546       22,021,277

NET ASSETS:
   Beginning of period                                              49,950,093        48,281,664        85,424,116       63,402,839
                                                                 ==============    ==============    ==============   ==============
   End of period                                                   $50,660,963       $49,950,093       $87,994,662      $85,424,116
                                                                 ==============    ==============    ==============   ==============

SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                         554,794           970,809           772,771        2,178,133
S Shares                                                                ------            ------            ------           ------
S2 Shares                                                               ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
I Shares                                                                ------            ------            ------           ------
REINVESTMENTS:
Capital Shares                                                          11,716            27,811            39,748          254,541
S Shares                                                                ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
I Shares                                                                ------            ------            ------           ------
REDEMPTIONS:
Capital Shares                                                        (345,544)         (870,874)         (575,575)      (1,307,414)
S Shares                                                                ------            ------            ------           ------
S2 Shares                                                               ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
I Shares                                                                ------            ------            ------           ------
                                                                 ==============    ==============    ==============   ==============
Change In Shares                                                       220,966           127,746           236,944        1,125,260
                                                                 ==============    ==============    ==============   ==============



 * Includes $99,641 of distribution in excess of net investment income for the Income Fund for the year ended March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.


                                                                    EQUITY FUND                        AGGRESSIVE GROWTH FUND
                                                       ---------------------------------------  ------------------------------------
                                                       SIX MONTHS               YEAR            SIX MONTHS                YEAR
                                                         ENDED                 ENDED              ENDED                  ENDED
                                                       SEPTEMBER 30, 1999     MARCH 31, 1999    SEPTEMBER 30, 1999    MARCH 31, 1999
                                                        --------------------  -----------------  --------------------  -------------
OPERATIONS:

Net investment income (loss)                                       ($494,835)        ($948,314)       ($443,086)        ($737,349)
Net realized gains/(losses) from investment transactions          50,160,516        56,474,170       14,941,559        11,696,663
Net change in unrealized appreciation/(depreciation) from investm(51,796,945)       17,129,688      (14,518,423)           (9,473)
                                                              ---------------   ---------------  ---------------   ---------------
Change in net assets resulting from operations                    (2,131,264)       72,655,544          (19,950)       10,949,841
                                                              ---------------   ---------------  ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Capital Shares                                                        ------            ------           ------            ------
S Shares                                                              ------           (60,302)          ------            ------
S2 Shares                                                             ------            ------           ------            ------
T Shares                                                              ------          (148,763)          ------            ------
I Shares                                                              ------            ------           ------            ------
From net realized gains
Capital Shares                                                        ------            ------           ------        (6,117,507)
S Shares                                                              ------       (12,631,718)          ------            ------
T Shares                                                              ------       (15,888,358)          ------            ------
                                                              ---------------   ---------------  ---------------   ---------------
Change in net assets from shareholder distributions                        0       (28,729,141)               0        (6,117,507)
                                                              ---------------   ---------------  ---------------   ---------------

CAPITAL SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                        ------            ------       27,065,882        33,773,139
S Shares                                                          47,916,234        80,875,903           ------            ------
S2 Shares                                                             ------            ------           ------            ------
T Shares                                                          18,717,014        52,395,875           ------            ------
I Shares                                                              ------            ------           ------            ------
REINVESTMENTS:
Capital Shares                                                        ------            ------           ------         2,844,440
S Shares                                                              ------        12,008,071           ------            ------
T Shares                                                              ------         6,539,800           ------            ------
I Shares                                                              ------            ------           ------            ------
REDEMPTIONS:
Capital Shares                                                        ------            ------      (22,227,070)      (21,275,145)
S Shares                                                         (29,329,647)      (54,985,567)          ------            ------
S2 Shares                                                             ------            ------           ------            ------
T Shares                                                         (58,422,749)      (78,764,367)          ------            ------
I Shares                                                              ------            ------           ------            ------
                                                              ---------------   ---------------  ---------------   ---------------
Change in net assets from capital transactions                   (21,119,148)       18,069,715        4,838,812        15,342,434
                                                              ---------------   ---------------  ---------------   ---------------
Change in net assets                                             (23,250,412)       61,996,118        4,818,862        20,174,768

NET ASSETS:
   Beginning of period                                           534,010,730       472,017,666      121,552,030       101,377,262
                                                              ===============   ===============  ===============   ===============
   End of period                                                $510,760,318      $534,010,730     $126,370,892      $121,552,030
                                                              ===============   ===============  ===============   ===============

SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                        ------            ------        1,493,371         2,025,571
S Shares                                                           2,045,876         3,783,085           ------            ------
S2 Shares                                                             ------            ------           ------            ------
T Shares                                                             795,467         2,524,695           ------            ------
I Shares                                                              ------            ------           ------            ------
REINVESTMENTS:
Capital Shares                                                        ------            ------           ------           170,598
S Shares                                                              ------           590,153           ------            ------
T Shares                                                              ------           320,512           ------            ------
I Shares                                                              ------            ------           ------            ------
REDEMPTIONS:
Capital Shares                                                        ------            ------       (1,237,593)       (1,269,959)
S Shares                                                          (1,246,862)       (2,651,754)          ------            ------
S2 Shares                                                             ------            ------           ------            ------
T Shares                                                          (2,506,215)       (3,694,248)          ------            ------
I Shares                                                              ------            ------           ------            ------
                                                              ===============   ===============  ===============   ===============
Change In Shares                                                    (911,734)          872,443          255,778           926,210
                                                              ===============   ===============  ===============   ===============



 * Includes $99,641 of distribution in excess of net investment income for the Income Fund for the year ended March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999

1.       ORGANIZATION:

IMG Mutual Funds, Inc. was incorporated on November 16, 1994 and capitalized on May 1, 1995. IMG Mutual Funds, Inc. was renamed Vintage Mutual Funds, Inc., (the "Fund"), in February 1998. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified open-end management investment company issuing its shares in ten series, each series representing a diversified portfolio with distinct investment objectives and policies. The Government Assets Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal by investing exclusively in short-term U.S. Treasury bills, notes and other short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto. The investment objective of the Liquid Assets Fund is maximum current income consistent with safety of principal and maintenance of liquidity. The investment objective of the Municipal Assets Fund is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The investment objective of the Vintage Limited Term Bond Fund is to seek total return from a portfolio of limited term fixed income securities. The Vintage Limited Term Bond Fund invests primarily in a diversified portfolio of fixed income securities including certain types of fixed income securities that may exhibit greater volatility. The Vintage Bond Fund's investment objective is to obtain income by investing in a portfolio of fixed income securities and, secondarily, to seek capital appreciation consistent with the preservation of capital and prudent investment risk. The Vintage Bond Fund will invest at least 65 percent of its total assets in High-Quality Fixed Income Securities at all times. The investment objective of the Vintage Income Fund is to seek current income, consistent with the preservation of capital. The Vintage Income Fund invests primarily in fixed income securities. The investment objective of the Vintage Municipal Bond Fund is to seek current income, consistent with the preservation of capital, that is exempt from federal income taxes. The Vintage Municipal Bond Fund invests primarily in a diversified portfolio of tax-exempt fixed income securities. The investment objective of the Vintage Balanced Fund is to seek long-term growth of capital and income. The Vintage Balanced Fund invests primarily in a diversified portfolio of equity securities and fixed income securities. The investment objective of the Vintage Equity Fund is long-term capital appreciation. The Vintage Equity Fund invests primarily in a diversified portfolio of equity securities of mainly large capitalization companies with strong earnings potential. The investment objective of the Vintage Aggressive Growth Fund is long-term capital growth. The Vintage Aggressive Growth Fund invests primarily in common stocks and other equity-type securities of small, medium and large capitalized companies that exhibit a strong potential for price appreciation relative to other equity securities.

At the close of business on February 13, 1998, the Vintage Mutual Funds, Inc. acquired the assets and assumed the identifiable liabilities of the Liquid Assets Fund, the Municipal Assets Fund and the AMCORE Vintage Mutual Funds, consisting of seven portfolios. The net assets and number of shares outstanding for the acquired Funds at the close of business on February 13, 1998, were as follows:

ACQUIRED FUND                              NET ASSETS          NUMBER OF SHARES
Liquid Assets Fund                       $100,990,658               100,990,658
Municipal Assets Fund                     $35,574,100                35,574,100
AMCORE Vintage Mutual Funds
     U.S. Government Obligations Fund    $154,473,179               154,473,149
     Fixed Total Return Fund              $39,280,349                 3,923,783
     Fixed Income Fund                   $103,375,637                10,204,762
     Intermediate Tax-Free Fund           $48,201,354                 4,505,968
     Balanced Fund                        $54,403,937                 3,746,341
     Equity Fund                         $414,473,997                20,966,465
     Aggressive Growth Fund               $92,960,320                 5,840,557

In exchange for the acquired Funds,
the Vintage Mutual Funds, Inc.,
issued the following capital stock:

VINTAGE MUTUAL FUNDS, INC.                  NET ASSETS         NUMBER OF SHARES
Liquid Assets Fund                       $100,990,658               100,990,658
Municipal Assets Fund                     $35,574,100                35,574,100
Government Assets Fund                   $154,473,179               154,473,149
Limited Term Bond Fund                    $39,280,349                 3,923,783
Income Fund                              $103,375,637                10,204,762
Municipal Bond Fund                       $48,201,354                 4,505,968
Balanced Fund                             $54,403,937                 3,746,341
Equity Fund                              $414,473,997                20,966,465
Aggressive Growth Fund                    $92,960,320                 5,840,557

At the close of business on February 18, 1998, the Vintage Mutual Funds, Inc., acquired the assets and assumed the identifiable liabilities of the Capital Value Funds, Inc., and the IMG Core Stock Fund. The net assets, including the following amounts of capital stock and unrealized appreciation that was combined with the Vintage Mutual Funds, Inc., for the acquired Fund at the close of business on February 18, 1998, were as follows: Unrealized Acquired Fund Net Assets Appreciation Capital Value Funds, Inc. Equity Portfolio $19,047,810 4,139,358 Total Return Portfolio $12,170,101 1,571,382 Fixed Income Portfolio $10,431,503 152,525 IMG Core Stock Fund $12,521,493 2,180,745

In exchange for the acquired Funds,
the Vintage Mutual Funds, Inc.,
issued the following capital stock:

VINTAGE MUTUAL FUNDS, INC.           NUMBER OF SHARES             NAV PER SHARE
Equity Fund                                 1,596,829                    $19.77
Balanced Fund                                 838,161                    $14.52
Bond Fund                                   1,041,068                    $10.02


Liquid Assets Fund and Municipal Assets Fund offer three classes of shares. S Shares are offered to customers of banks. S Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. T Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. I Shares may be purchased by individual and institutional investors directly from the Fund's Distributor. T Shares and I Shares accrue daily dividends in the same manner as S Shares except each class bears separate distribution and/or shareholder servicing fees. Liquid Assets Fund also offers S2 Shares through financial institutions providing automatic "sweep" investment programs to their own customers.

The Vintage Equity Fund offers two classes of shares. T Shares of the Vintage Equity Fund are offered solely to fiduciary accounts of AMCORE Investment Group,
N. A., over which AMCORE Investment Group, N. A., exercises investment discretion. The Vintage Equity Fund also offers S Shares which accrue daily dividends in the same manner as T Shares except each class bears separate distribution and/or shareholder administrative servicing fees.

Each class of shares has equal rights to earnings, assets, and voting privileges except each class bears different distribution expenses. Each class of shares has exclusive voting rights on matters affecting only that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.       SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATION

Investments of the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund (the "money market funds") are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Investments in common and preferred stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities and U.S. Government agency securities of the Vintage Limited Term Bond Fund, the Vintage Bond Fund, the Vintage Income Fund, the Vintage Municipal Bond Fund, the Vintage Balanced Fund, the Vintage Equity Fund and the Vintage Aggressive Growth Fund (collectively the "variable net asset funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Fixed income securities held in the variable net asset funds are valued on the basis of valuations furnished by a pricing service that utilizes electronic data processing techniques to determine valuations for normal institutional sized trading units of fixed income securities without regard to sale or bid prices when such valuations are believed to more accurately reflect the fair market value of such institutional securities. Otherwise sale or bid prices are used. Fixed income securities having maturities of 60 days or less are valued by the amortized cost method. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment adviser under the supervision of the Fund's Board of Directors. The difference between the cost and market values of investments held by the variable net asset funds is reflected as either unrealized appreciation or depreciation.

SECURITY TRANSACTIONS AND RELATED INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis. Original issue discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

REPURCHASE AGREEMENTS

The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that the investment adviser, Investors Management Group, ("IMG"), deems creditworthy under guidelines approved by the Fund's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. An independent custodian must receive delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to 102% of the resale price, and will not be less than 100% of the resale price over the term of the agreement. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under an agreement to repurchase, is required to maintain, with the Fund's custodian, the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

LOAN CERTIFICATES

The Liquid Assets Fund may invest in FmHA Guaranteed Loan Certificates which represent interests in the guaranteed portion of Farmer's Home Administration ("FmHA") loans issued by one or more guaranteed loan trusts subject to repurchase on no more than five business days' written notice. The Loan Certificates are diversified through limitations on certificates sold by any one individual bank.

TRUST CERTIFICATES

The Liquid Assets Fund may invest in U. S. Government Guaranteed Student Loans (the Trust) which represent interests in student loans sold by certain Iowa banks subject to repurchase on no more than seven days' written notice. The Trust and the Trust Certificates are diversified through a limitation on certificates sold by any individual bank. Each individual bank may not sell more than five percent of the outstanding Trust Certificates.

SECURITIES PURCHASED ON A WHEN-ISSUED OF DELAYED-DELIVERY BASIS

Each fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly for the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund. Dividends from net investment income are declared and paid monthly for the Vintage Limited Term Bond Fund, the Vintage Bond Fund, the Vintage Income Fund and the Vintage Municipal Bond Fund. Dividends from net investment income are declared and paid quarterly for the Vintage Balanced Fund, the Vintage Equity Fund and the Vintage Aggressive Growth Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

FEDERAL TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

EXPENSES

Expenses directly related to one of the Funds are charged to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets.

3.       PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six-month period ended September 30, 1999 are as follows:

                                                                    Proceeds
                                            Purchases              from Sales
Limited Term Bond Fund......................$11,092,617            $5,108,360
Bond Fund....................................$8,592,611              $178,063
Income Fund.................................$24,949,618           $14,361,666
Municipal Bond Fund..........................$6,152,530            $3,580,575
Balanced Fund...............................$32,713,792           $28,082,179
Equity Fund................................$251,033,578          $275,012,693
Aggressive Growth Fund............... ......$77,470,585           $74,760,607

4........RELATED PARTY TRANSACTIONS:

Under the terms of its Investment Advisory Agreement, Investors Management Group
(IMG), a wholly owned subsidiary of AMCORE Financial, Inc., is entitled to receive fees computed daily on a percentage of the average daily net assets of each fund as follows:

Government Assets Fund                                        0.40 percent
Liquid Assets Fund                                            0.35 percent
Municipal Assets Fund                                         0.35 percent
Vintage Limited Term Bond Fund                                0.50 percent
Vintage Bond Fund                                             0.55 percent
Vintage Income Fund                                           0.60 percent
Vintage Municipal Bond Fund                                   0.50 percent
Vintage Balanced Fund                                         0.75 percent
Vintage Equity Fund                                           0.75 percent
Vintage Aggressive Growth Fund                                0.95 percent

IMG voluntarily limits advisory fees for the Government Assets Fund to 0.35 percent.

The Funds have entered into a management and administration agreement with IMG pursuant to which the Funds pay administrative fees at an annual rate of 0.21 percent of the average daily net assets for the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund and 0.26 percent of the average daily net assets for all other Vintage Mutual Funds.

The Funds have adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Participating Organization"), which may include AMCORE Financial, Inc., its correspondent and affiliated banks, which agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders (collectively, "customers") who are beneficial or record owner of Shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25 percent of the average daily net asset value of Shares of that Fund owned beneficially or of record by such Participating Organization's customers for whom the Participating Organization provides such services. During the six-month period ended September 30, 1999, AMCORE Financial, Inc. received $37,360, $12,775, and $332,115 from the Liquid Assets Fund, the Municipal Assets Fund, and the Vintage Equity Fund, respectively.

BISYS Fund Services Limited Partnership serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agrement with the Fund, but may receive compensation under a Distribution and Shareholder Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations, including AMCORE Financial, Inc., or its affiliates, pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with Shares of a Fund purchased and held by Customers of the Participating Organization. The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement. The maximum fee is 0.50 percent on S Shares of the Liquid Assets Fund and 0.25 percent on all other Classes and Funds. Currently, such fees are limited to 0.40 percent for S Shares of the Liquid Assets Fund, 0.15 percent for S2 Shares of the Liquid Assets Fund, 0.15 percent for S Shares of the Municipal Assets Fund and 0.00 percent for all other Classes and Funds. However, IMG as Adviser and Administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund.

IMG also serves as the Fund's transfer agent to certain classes of the Government Assets, Liquid Assets and Municipal Assets Funds, pursuant to a Transfer Agency Agreement with the Funds and receives a fee for such services. BISYS Fund Services, Inc., ("BISYS") serves as transfer agent to the other classes and Funds pursuant to a Transfer Agency Agreement with the Funds and receives a fee for such services. IMG also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of each Fund for such services.

SUPPLEMENTAL INFORMATION:

     On August  13,  1999,  McGladrey  & Pullen,  LLP  (McGladrey)  resigned  as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP (PWC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PWC. The report of McGladrey on the financial statements of the Fund during the past fiscal year contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. In connection with its audit for the most recent fiscal year and through August 13, 1999, there were no disagreements with McGladrey on any matter of acccounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report. On September 29, 1999, the Fund, with the approval of its Audit Committee, engaged PWC as its independent auditors.

VINTAGE MUTUAL FUNDS, Inc.
FINANCIAL HIGHLIGHTS


                                                      INVESTMENT ACTIVITIES:                          DIVIDENDS & DISTRIBUTIONS:
                                             --------------------------------------------------   ----------------------------------
                                                                                                              From Net      Total
                                                 NAV        Net      Net Realized/  Total from    From Net  Realized and  Dividends
                                              BEGINNING  Investment   Unrealized    Investment   Investment  Unrealized     and
                                              OF PERIOD    Income   Gains/(Losses)  Activities     Income      Gains   Distributions
                                              ---------    ------   --------------  ----------     ------      -----   -------------
GOVERNMENT ASSETS FUND
Six Months Ended September 30, 1999 (unaudited)  $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
Year Ended        March 31, 1999                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        March 31, 1998                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        March 31, 1997                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        March 31, 1996                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        March 31, 1995                 $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
LIQUID ASSETS FUND "S" SHARES
Six Months Ended September 30, 1999 (unaudited)  $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
Year Ended        March 31, 1999                 $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
Nine Months Ended March 31, 1998                 $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
Year Ended        June 30, 1997                  $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        June 30, 1996                  $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        June 30, 1995                  $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        June 30, 1994                  $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
LIQUID ASSETS FUND "S2" SHARES
Six Months Ended September 30, 1999 (unaudited)  $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
Year Ended        March 31, 1999                 $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
Nine Months Ended March 31, 1998                 $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
February 27, 1997 to June 30, 1997*              $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
LIQUID ASSETS FUND "T" SHARES
Six Months Ended September 30, 1999 (unaudited)  $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
Year Ended        March 31, 1999                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Nine Months Ended March 31, 1998                 $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
January 2, 1997 to June 30, 1997*                $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
LIQUID ASSETS FUND "I" SHARES
Six Months Ended September 30, 1999 (unaudited)  $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
Year Ended        March 31, 1999                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Nine Months Ended March 31, 1998                 $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
October 29, 1996 to June 30, 1997*               $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
MUNICIPAL ASSETS FUND "S" SHARES
Six Months Ended September 30, 1999 (unaudited)  $1.00      0.01        0.00         0.01        (0.01)       0.00         (0.01)
Year Ended        March 31, 1999                 $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
Nine Months Ended March 31, 1998                 $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
Year Ended        June 30, 1997                  $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
Year Ended        June 30, 1996                  $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
Year Ended        June 30, 1995                  $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
Year Ended        June 30, 1994                  $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
MUNICIPAL ASSETS FUND "T" SHARES
Six Months Ended September 30, 1999 (unaudited)  $1.00      0.01        0.00         0.01        (0.01)       0.00         (0.01)
Year Ended        March 31, 1999                 $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
Nine Months Ended March 31, 1998                 $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
January 2, 1997 to June 30, 1997*                $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
MUNICIPAL ASSETS FUND "I" SHARES
Six Months Ended September 30, 1999 (unaudited)  $1.00      0.01        0.00         0.01        (0.01)       0.00         (0.01)
Year Ended        March 31, 1999                 $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
Nine Months Ended March 31, 1998                 $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
March 27, 1997 to June 30, 1997*                 $1.00      0.01        0.00         0.01        (0.01)       0.00         (0.01)
LIMITED TERM BOND FUND
Six Months Ended September 30, 1999 (unaudited) $10.00      0.25       (0.16)        0.09        (0.25)       0.00         (0.25)
Year Ended        March 31, 1999                 $9.99      0.49        0.00         0.49        (0.48)       0.00         (0.48)
Year Ended        March 31, 1998                 $9.69      0.46        0.35         0.81        (0.51)(c)    0.00         (0.51)
Year Ended        March 31, 1997                 $9.89      0.50       (0.20)        0.30        (0.50)       0.00         (0.50)
June 15, 1995 to March 31, 1996*                $10.00      0.44       (0.11)        0.33        (0.43)      (0.01)        (0.44)

----------------
*   Period from commencement of operations
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized
(b) Annualized

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.
FINANCIAL HIGHLIGHTS

                                                 TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA:
              --------------------------------------------------------------------------------------------------
                                         Ratio of     Ratio of Net         Ratio of                Ratio of Net
     NAV                 Net Assets    Expenses to    Investment         Expenses to                Investment
     END      Total      End of Period   Average       Income to          Average                    Income to            Portfolio
 OF PERIOD   Return     (000 omitted)  Net Assets  Average Net Assets   Net Assets**              Average Net Assets**    Turnover
 ---------   ------     ------------- -----------  ------------------   ------------              --------------------    ----------


      $1.00     2.14% (a)     $165,916        0.70% (b)              4.30% (b)       0.75% (b)                4.25% (b)
      $1.00     4.61%         $150,006        0.73%                  4.49%           0.76%                    4.46%
      $1.00     4.72%         $155,130        0.73%                  4.79%           0.98%                    4.54%
      $1.00     4.62%         $158,698        0.76%                  4.53%           1.01%                    4.28%
      $1.00     5.24%         $153,836        0.54%                  5.08%           0.72%                    4.90%
      $1.00     4.32%         $137,888        0.50%                  4.26%           0.98%                    3.78%
      $1.00
      $1.00     1.91% (a)      $87,252        1.36% (b)              3.82% (b)       -----                    -----
      $1.00     4.18%          $77,343        1.34%                  4.08%           -----                    -----
      $1.00     3.43% (a)      $69,514        1.20% (b)              4.57% (b)       -----                    -----
      $1.00     4.46%          $60,663        1.20%                  4.46%           -----                    -----
      $1.00     4.68%         $179,633        1.20%                  4.68%           -----                    -----
      $1.00     4.66%         $167,085        1.20%                  4.66%           -----                    -----
      $1.00     2.66%         $141,018        1.18%                  2.66%           -----                    -----
      $1.00
      $1.00     2.03% (a)      $12,188        1.11% (b)              4.07% (b)       -----                    -----
      $1.00     4.44%           $8,252        1.09%                  4.32%           -----                    -----
      $1.00     3.68% (a)       $5,453        0.87% (b)              4.91% (b)       -----                    -----
      $1.00     1.66% (a)       $1,773        0.85% (b)              4.79% (b)       0.95%                    4.69%
      $1.00
      $1.00     2.16% (a)      $42,507        0.86% (b)              4.32% (b)       -----                    -----
      $1.00     4.70%          $33,673        0.84%                  4.54%           -----                    -----
      $1.00     3.81% (a)      $16,147        0.70% (b)              5.07% (b)       -----                    -----
      $1.00     2.51% (a)      $17,859        0.70% (b)              4.96% (b)       -----                    -----
      $1.00
      $1.00     2.23% (a)      $25,945        0.71% (b)              4.47% (b)       -----                    -----
      $1.00     4.86%          $16,751        0.69%                  4.67%           -----                    -----
      $1.00     3.98% (a)      $13,729        0.47% (b)              5.31% (b)       -----                    -----
      $1.00     3.51% (a)       $2,356        0.45% (b)              5.19% (b)       -----                    -----
      $1.00
      $1.00     1.11% (a)       $6,270        1.14% (b)              2.22% (b)       1.15% (b)                2.21% (b)
      $1.00     2.47%           $7,894        1.12%                  2.41%           1.19%                    2.34%
      $1.00     2.13% (a)       $7,102        0.94% (b)              2.84% (b)       -----                    -----
      $1.00     2.90%           $4,664        0.93%                  2.90%           1.15%                    2.68%
      $1.00     2.64%          $10,146        1.48%                  2.64%           -----                    -----
      $1.00     2.53%          $16,130        1.38%                  2.53%           -----                    -----
      $1.00     1.53%          $21,355        1.35%                  1.53%           -----                    -----
      $1.00
      $1.00     1.24% (a)      $11,683        0.89% (b)              2.47% (b)       0.90% (b)                2.46% (b)
      $1.00     2.73%          $14,949        0.87%                  2.66%           0.94%                    2.59%
      $1.00     2.31% (a)      $12,005        0.69% (b)              3.09% (b)       -----                    -----
      $1.00     1.61% (a)      $25,036        0.66% (b)              3.17% (b)       0.90%                    2.93%
      $1.00
      $1.00     1.31% (a)      $25,945        0.74% (b)              2.62% (b)       0.75% (b)                2.61% (b)
      $1.00     2.88%          $22,405        0.72%                  2.81%           0.79%                    2.74%
      $1.00     2.49% (a)      $20,010        0.46% (b)              3.32% (b)       -----                    -----
      $1.00     1.20% (a)           $7        0.41% (b)              3.42% (b)       0.65%                    3.18%

      $9.84     0.92% (a)      $53,203        0.93% (b)              5.04% (b)       -----                    -----          22.86%
     $10.00     5.01%          $56,005        1.05%                  4.89%           -----                    -----          31.08%
      $9.99     8.51%          $37,777        1.35%                  4.60%           1.60%                    4.35%          80.26%
      $9.69     3.13%          $38,835        1.40%                  5.18%           1.65%                    4.93%          70.63%
      $9.89     3.40% (a)      $41,178        1.18% (b)              5.53% (b)       1.18% (b)                5.53% (b)      69.30%


----------------
*   Period from commencement of operations
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized
(b) Annualized

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.
FINANCIAL HIGHLIGHTS


                                                      INVESTMENT ACTIVITIES:                          DIVIDENDS & DISTRIBUTIONS:
                                             --------------------------------------------------   ----------------------------------
                                                                                                              From Net      Total
                                                 NAV        Net      Net Realized/  Total from    From Net  Realized and  Dividends
                                              BEGINNING  Investment   Unrealized    Investment   Investment  Unrealized     and
                                              OF PERIOD    Income   Gains/(Losses)  Activities     Income      Gains   Distributions
                                              ---------    ------   --------------  ----------     ------      -----   -------------

BOND FUND
Six Months Ended September 30, 1999 (unaudited)  $9.88       0.30      (0.25)        0.05        (0.30)         0.00         (0.30)
Year Ended        March 31, 1999                 $9.86       0.53       0.04         0.57        (0.53)        (0.02)        (0.55)
Eleven Months Ended March 31, 1998               $9.82       0.66       0.33         0.99        (0.66)        (0.29)        (0.95)
Year Ended        April 30, 1997                 $9.78       0.62       0.05         0.67        (0.62)         0.00         (0.62)
July 7, 1995 to April 30, 1996*                 $10.00       0.49      (0.28)        0.21        (0.43)         0.00         (0.43)
Bond Fund - Institutional Shares
May 1, 1997 to February 13, 1998***              $9.82       0.52       0.47         0.99        (0.63)        (0.17)        (0.80)
Year Ended        April 30, 1997                 $9.79       0.64       0.04         0.68        (0.65)         0.00         (0.65)
July 7, 1995 to April 30, 1996*                 $10.00       0.49      (0.25)        0.24        (0.44)        (0.01)        (0.45)
INCOME FUND
Six Months Ended September 30, 1999 (unaudited)  $9.98       0.29      (0.25)        0.04        (0.29)         0.00         (0.29)
Year Ended        March 31, 1999                $10.04       0.55      (0.04)        0.51        (0.57)(d)      0.00         (0.57)
Year Ended        March 31, 1998                 $9.70       0.50       0.38         0.88        (0.54)(c)      0.00         (0.54)
Year Ended        March 31, 1997                 $9.93       0.54      (0.24)        0.30        (0.53)         0.00         (0.53)
Year Ended        March 31, 1996                 $9.71       0.61       0.23         0.84        (0.62)         0.00         (0.62)
Year Ended        March 31, 1995                 $9.92       0.54      (0.22)        0.32        (0.53)         0.00         (0.53)
MUNICIPAL BOND FUND
Six Months Ended September 30, 1999 (unaudited) $10.67       0.20      (0.34)       (0.14)       (0.20)         0.00         (0.20)
Year Ended        March 31, 1999                $10.60       0.40       0.08         0.48        (0.40)        (0.01)        (0.41)
Year Ended        March 31, 1998                $10.22       0.40       0.40         0.80        (0.40)        (0.02)        (0.42)
Year Ended        March 31, 1997                $10.27       0.38      (0.05)        0.33        (0.38)         0.00         (0.38)
Year Ended        March 31, 1996                 $9.97       0.43       0.30         0.73        (0.43)         0.00         (0.43)
Year Ended        March 31, 1995                 $9.91       0.43       0.07         0.50        (0.43)        (0.01)        (0.44)
BALANCED FUND
Six Months Ended September 30, 1999 (unaudited) $16.01       0.13      (0.22)       (0.09)       (0.13)         0.00         (0.13)
Year Ended        March 31, 1999                $15.05       0.24       1.60         1.84        (0.24)        (0.64)        (0.88)
Year Ended        March 31, 1998                $11.72       0.21       3.67         3.88        (0.21)        (0.34)        (0.55)
Year Ended        March 31, 1997                $11.08       0.18       1.05         1.23        (0.18)        (0.41)        (0.59)
June 1, 1995 to March 31, 1996*                 $10.00       0.24       1.08         1.32        (0.24)         0.00         (0.24)
EQUITY FUND S SHARES
Six Months Ended September 30, 1999 (unaudited) $22.90      (0.03)     (0.08)       (0.11)        0.00          0.00          0.00
Year Ended        March 31, 1999                $21.04      (0.06)      3.21         3.15        (0.01)        (1.28)        (1.29)
Year Ended        March 31, 1998                $16.58       0.00       7.19         7.19        (0.01)        (2.71)        (2.72)
Year Ended        March 31, 1997                $14.48       0.05       2.60         2.65        (0.05)        (0.50)        (0.55)
Year Ended        March 31, 1996                $11.44       0.13       3.27         3.40        (0.13)        (0.23)        (0.36)
Year Ended        March 31, 1995                $10.05       0.15       1.41         1.56        (0.15)        (0.02)        (0.17)
EQUITY FUND T SHARES
Six Months Ended September 30, 1999 (unaudited) $22.94      (0.02)     (0.07)       (0.09)        0.00          0.00          0.00
Year Ended        March 31, 1999                $21.05      (0.01)      3.19         3.18        (0.01)        (1.28)        (1.29)
February 14, 1998 to March 31, 1998*            $19.77       0.00       1.28         1.28         0.00          0.00          0.00
AGGRESSIVE GROWTH
Six Months Ended September 30, 1999 (unaudited) $17.63      (0.06)      0.10         0.04         0.00          0.00          0.00
Year Ended        March 31, 1999                $16.99      (0.11)      1.70         1.59         0.00         (0.95)        (0.95)
Year Ended        March 31, 1998                $11.90      (0.09)      5.61         5.52         0.00         (0.43)        (0.43)
Year Ended        March 31, 1997                $10.88      (0.06)      1.08         1.02         0.00          0.00          0.00
Sept. 29, 1995 to March 31, 1996*               $10.00       0.00       0.90         0.90         0.00         (0.02)        (0.02)

----------------
*   Period from commencement of operations
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized
(b) Annualized

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.
FINANCIAL HIGHLIGHTS

                                                 TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA:
              --------------------------------------------------------------------------------------------------
                                         Ratio of     Ratio of Net         Ratio of                Ratio of Net
     NAV                 Net Assets    Expenses to    Investment         Expenses to                Investment
     END      Total      End of Period   Average       Income to          Average                    Income to            Portfolio
 OF PERIOD   Return     (000 omitted)  Net Assets  Average Net Assets   Net Assets**              Average Net Assets**    Turnover
 ---------   ------     ------------- -----------  ------------------   ------------              --------------------    ----------



      $9.63     0.30% (a)      $27,754        1.03% (b)              5.83% (b)       -----                    -----       13.22%
      $9.88     5.95%          $21,984        1.03%                  5.46%           -----                    -----       37.28%
      $9.86    10.30% (a)       $7,213        0.88% (b)              7.66% (b)       -----                    -----      225.79%
      $9.83     6.97%           $3,201        0.83%                  6.16%           -----                    -----       42.22%
      $9.78     2.10% (a)       $3,642        0.80% (b)              6.24% (b)       -----                    -----       60.43%
          0
     $10.01    10.11%           $1,970        0.65%                  6.76%           -----                    -----       42.22%
      $9.82     7.19%           $4,360        0.63%                  6.36%           -----                    -----       42.22%
      $9.79     2.27% (a)       $4,363        0.60% (b)              6.40% (b)       -----                    -----       60.43%
          0
      $9.73     0.31% (a)     $103,950        1.00% (b)              5.73% (b)       -----                    -----       21.63%
      $9.98     5.13%         $100,341        1.01%                  5.51%           -----                    -----       60.60%
     $10.04     9.31%         $104,604        1.15%                  5.04%           1.40%                    4.79%       52.03%
      $9.70     3.14%          $92,031        1.20%                  5.52%           1.45%                    5.27%       59.70%
      $9.93     8.74%          $84,752        0.97%                  5.77%           0.97%                    5.77%      113.25%
      $9.71     3.46%          $81,673        0.94%                  5.53%           1.22%                    5.26%       32.38%
          0
     $10.33    (1.32%)(a)      $50,661        0.93% (b)              3.83% (b)       -----                    -----        9.67%
     $10.67     4.64%          $49,950        0.94%                  3.76%           1.04%                    3.66%       13.87%
     $10.60     7.89%          $48,282        1.21%                  3.76%           1.46%                    3.51%       36.60%
     $10.22     3.22%          $45,164        1.28%                  3.68%           1.53%                    3.43%       21.00%
     $10.27     7.43%          $42,436        0.75%                  4.21%           1.02%                    3.94%       14.21%
      $9.97     5.29%          $30,717        0.73%                  4.42%           1.30%                    3.84%        5.77%
          0
     $15.79    (0.54%)(a)      $87,995        1.23% (b)              1.70% (b)       -----                    -----       35.03%
     $16.01    12.66%          $85,424        1.28%                  1.61%           -----                    -----       48.38%
     $15.05    33.46%          $63,403        1.38%                  1.58%           1.63%                    1.33%      101.32%
     $11.72    11.05%          $32,012        1.55%                  1.58%           1.80%                    1.33%       38.35%
     $11.08    13.29% (a)      $13,516        1.32% (b)              2.66% (b)       1.32% (b)                2.66% (b)   61.72%
          0
     $22.79    (0.48%)(a)     $270,512        1.39% (b)             (0.32%)(b)       -----                    -----       47.27%
     $22.90    15.72%         $253,593        1.40%                 (0.34%)          -----                    -----       59.22%
     $21.05    45.54%         $196,772        1.31%                  0.08%           1.56%                    0.33%       72.80%
     $16.58    18.35%         $309,669        1.33%                  0.32%           1.58%                    0.07%       37.08%
     $14.48    29.96%         $210,950        1.09%                  0.96%           1.09%                    0.96%       33.23%
     $11.44    15.74%         $149,233        1.07%                  1.47%           1.35%                    1.19%       20.54%
          0
     $22.85    (0.39%)(a)     $240,248        1.14% (b)             (0.06%)(b)       -----                    -----       47.27%
     $22.94    15.88%         $280,418        1.15%                 (0.08%)          -----                    -----       59.22%
     $21.05     6.40% (a)     $275,245        1.19% (b)              0.63% (b)       1.44% (b)                0.38% (b)   72.80%

     $17.67     0.23% (a)     $126,371        1.39% (b)             (0.70%)(b)       -----                    -----       59.29%
     $17.63     9.85%         $121,552        1.42%                 (0.69%)          -----                    -----       61.90%
     $16.99    46.82%         $101,377        1.56%                 (0.74%)          1.81%                   (0.99%)      86.36%
     $11.90     9.39%          $49,413        1.63%                 (0.64%)          1.88%                   (0.89%)      45.14%
     $10.88     9.10% (a)      $23,319        1.57% (b)              0.08% (b)       1.57% (b)                0.08% (b)    4.31%


----------------------------------------
-----------------------------------------------------
*   Period from commencement of operations
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
*** On February 14, 1998, The Bond Fund Institutional shares merged in to Select
    Shares to create a single class Bond Fund.
(a) Not Annualized.
(b) Annualized.
(c) Includes $.04 per share and $.02 per share of distributions in excess of net investment income for the Limited Term Bond Fund and Income Fund respectively, for year ended March 31, 1998.
(d) Includes $.01 per share of distribution in excess of net investment income.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                               TABLE OF CONTENTS


                             PERFORMANCE REPORTS AND
                       SCHEDULES OF PORTFOLIO INVESTMENTS
                                     PAGE 4

                      STATEMENTS OF ASSETS AND LIABILITIES
                                     PAGE 40

                            STATEMENTS OF OPERATIONS
                                     PAGE 44

                       STATEMENTS OF CHANGES IN NET ASSETS
                                     PAGE 46

                          NOTES TO FINANCIAL STATEMENTS
                                     PAGE 58

                              FINANCIAL HIGHLIGHTS
                                     PAGE 64

                         SUPPLEMENTAL INFORMATION
                                     PAGE 70

SERVICE PROVIDERS

INVESTMENT ADVISER AND
ADMINISTRATOR
Investors Management Group
2203 Grand Avenue
Des Moines, Iowa 50312

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Cline, Williams, Wright, Johnson
& Oldfather
1900 First Bank Building
Lincoln, Nebraska 68508


INDEPENDENT AUDITORS
PricewaterhouseCoopers, LLP
1177 Avenue of the Americas
New York, New York 10036

                                                       VINTAGE
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                                                     MUTUAL FUNDS


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                                                      SHAREHOLDERS



                                                     SEPTEMBER 30, 1999